     As filed with the Securities and Exchange Commission on April 17, 2001

                                             1933 Act Registration No. 33-10438
                                             1940 Act Registration No. 811-4919

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-lA

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ X ]


                         Pre-Effective Amendment No.           [   ]

                      Post-Effective Amendment No. 31          [ X ]


      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [ X ]

                             Amendment No. 30    [ X ]

                        (Check appropriate box or boxes.)

                         MITCHELL HUTCHINS SERIES TRUST


               (Exact name of registrant as specified in charter)
                               51 West 52nd Street
                          New York, New York 10019-6114
                    (Address of principal executive offices)
       Registrant's telephone number, including area code: (212) 713-2000

                            DIANNE E. O'DONNELL, ESQ.
                     Mitchell Hutchins Asset Management Inc.

                        (also known as Brinson Advisors)

                           1285 Avenue of the Americas
                            New York, New York 10019
                     (Name and address of agent for service)

                                   Copies to:
                             ELINOR W. GAMMON, ESQ.
                           Kirkpatrick & Lockhart LLP
                                  Second Floor
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000

Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment.

[     ] Immediately upon filing pursuant to Rule 485(b)

[  X  ] On MAY 1, 2001  pursuant to Rule 485(b)

[     ] 60 days after filing pursuant to Rule 485(a)(1)
[     ] On _______________ pursuant to Rule 485(a)(1)
[     ] 75 days after filing pursuant to Rule 485(a)(2)
[     ] On ________________________ pursuant to Rule 485(a)(2)

Title of Securities Being Registered: Class H and I Shares of Beneficial Interest of Tactical Allocation Portfolio.

MITCHELL HUTCHINS SERIES TRUST


   TACTICAL ALLOCATION PORTFOLIO


The fund offers its Class H and Class I shares only to insurance company separate accounts that fund certain variable annuity and variable life insurance contracts. This prospectus should be read together with the prospectus for those contracts.


PROSPECTUS

MAY 1, 2001

---------------------------------

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED ANY FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS COMPLETE OR ACCURATE. TO STATE OTHERWISE IS A CRIME.

Mitchell Hutchins Series Trust    Tactical Allocation Portfolio

-------------------------------------------------------------------


                                    CONTENTS


                                                THE FUND
---------------------------------------------------------------------------------------------------------

What every investor                     3      Investment Objective, Strategies and Risks
should know about
the fund                                4      Performance
                                        5      More About Risks and Investment Strategies

                                          INVESTING IN THE FUND
---------------------------------------------------------------------------------------------------------

Information for managing                6      Purchases, Redemptions and Exchanges
your fund account
                                        6      Pricing and Valuation

                                         ADDITIONAL INFORMATION
---------------------------------------------------------------------------------------------------------

Additional important                    7      Management
information about
the fund                                8      Dividends and Taxes
                                        9
                                               Financial Highlights

Where to learn more                            Back Cover
about the fund



                                The fund is not a complete or balanced
                                investment program.

Mitchell Hutchins Series Trust    Tactical Allocation Portfolio

-------------------------------------------------------------------


TACTICAL ALLOCATION PORTFOLIO


INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


FUND OBJECTIVE

Total return, consisting of long-term capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES

The fund allocates its assets between


 - a stock portion that is designed to track the performance of the Standard & Poor's 500 Composite Stock Index and


 - a fixed income portion that consists of either five-year U.S. Treasury notes or U.S. Treasury bills with remaining maturities of 30 days.


Brinson Advisors, the fund's investment adviser, reallocates the fund's assets in accordance with the recommendations of its own Tactical Allocation Model on the first business day of each month.


The Tactical Allocation Model attempts to track the performance of the S&P 500 Index in periods of strong market performance. The Model attempts to take a more defensive posture by reallocating assets to bonds or cash when the Model signals a potential bear market, prolonged downturn in stock prices or significant loss in value. The Model can recommend stock allocations of 100%, 75%, 50%, 25% or 0%.

If the Tactical Allocation Model recommends a stock allocation of less than 100%, the Model also recommends a fixed income allocation for the remainder of the fund's assets. The Model uses a bond risk premium determination to decide whether to recommend five-year U.S. Treasury notes or 30-day U.S. Treasury bills.

When the Tactical Allocation Model recommends a fixed income allocation of more than 50%, the fund must invest in other high quality bonds or money market instruments to the extent needed to limit the fund's investments in U.S. Treasury obligations to no more than 55% of its assets. This limit is imposed by Internal Revenue Code diversification requirements for segregated asset accounts used to fund variable annuity or variable life contracts.


The fund may (but is not required to) use options, futures and other derivatives to adjust its exposure to different asset classes or to maintain exposure to stocks or bonds while maintaining a cash balance for fund management purposes. Brinson Advisors also may use these instruments to reduce the risk of adverse price movements while investing cash received when investors buy fund shares, to facilitate trading and to reduce transaction costs.


PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:


 - ASSET ALLOCATION RISK - The Tactical Allocation Model may not correctly predict the appropriate time to shift the fund's assets from one asset class to another.



 - EQUITY RISK - Stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.



 - INTEREST RATE RISK - The value of the fund's bond investments generally will fall when interest rates rise.



 - INDEX TRACKING RISK - The fund expects a close correlation between the performance of its stock investments and that of the S&P 500 Index in both rising and falling markets. The performance of the fund's stock investments, however, generally will not be identical to that of the Index because of the fees and expenses borne by the fund and investor purchases and sales of fund shares, which can occur daily.



 - FOREIGN INVESTING RISK - The S&P 500 Index includes some U.S. dollar denominated foreign securities. The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in U.S. dollars, it generally is not subject to the risk of changes in currency valuations.



 - DERIVATIVES RISK - The fund's investments in derivatives may rise or fall more rapidly than other investments.



More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

Mitchell Hutchins Series Trust    Tactical Allocation Portfolio

-------------------------------------------------------------------


PERFORMANCE

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The fund's shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. The bar chart and table do not reflect sales charges or other expenses of these contracts. If those sales charges and expenses were included, the total returns shown would be lower.


The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Class H shares because they have a longer performance history than any other class of fund shares.



The table that follows the bar chart shows the average annual returns over several time periods for each class of the fund's shares. The table compares fund returns to returns on a broad-based market index that is unmanaged and, therefore, does not include any sales charges or expenses.


The fund's past performance does not necessarily indicate how it will perform in the future.

        TOTAL RETURN ON CLASS H SHARES (1999 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR  PERCENTAGES
1991
1992
1993
1994
1995
1996
1997
1998
1999                18.43%
2000               (1.93)%


         Best quarter during years shown:                 --           4th quarter, 1999:        13.08%
         Worst quarter during years shown:                --           3rd quarter, 1999:        (6.16)%


AVERAGE ANNUAL TOTAL RETURNS

as of December 31, 2000



         CLASS                                                    CLASS H     CLASS I     S&P 500
         (INCEPTION DATE)                                        (9/28/98)    (1/5/99)     INDEX
         ----------------                                        ---------    --------    --------
         One Year............................................       (1.93)%     (2.18)%     (9.10)%
         Life of Class.......................................       17.93%       7.70%       *



* Average annual total returns for the S&P 500 Index for the life of each class shown were as follows: Class H -- 13.67% and Class I -- 4.87%.

Mitchell Hutchins Series Trust    Tactical Allocation Portfolio

-------------------------------------------------------------------


MORE ABOUT RISKS AND INVESTMENT STRATEGIES

PRINCIPAL RISKS


The main risks of investing in the fund are described below. Other risks of investing in the fund, along with further details about some of the risks described below, are discussed in the fund's Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.



ASSET ALLOCATION RISK. The Tactical Allocation Model may not correctly predict the times to shift the fund's assets from one asset class to another.



EQUITY RISK. The prices of common stocks and other equity securities generally fluctuate more than those of other investments. They reflect changes in the issuing company's financial condition and changes in the overall market. The fund may lose a substantial part, or even all, of its investment in a company's stock.



INTEREST RATE RISK. The value of bonds generally can be expected to fall when interest rates rise and to rise when interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of the fund's investments in bonds will fall. Because interest rate risk is the primary risk presented by U.S. government bonds and other very high quality bonds, changes in interest rates may actually have a larger effect on the value of those bonds than on lower quality bonds.



INDEX TRACKING RISK. The fund expects a close correlation between the performance of the portion of its assets allocated to stocks and that of the S&P 500 Index in both rising and falling markets. While the fund attempts to replicate, before the deduction of fees and operating expenses, the results of the Index, the fund's investment results generally will not be identical to those of the Index. Deviations from the performance of the Index may result from shareholder purchases and sales of shares that can occur daily. In addition, the fund may pay fees and expenses that are not borne by the Index.



FOREIGN INVESTING RISK. The S&P 500 Index includes some U.S. dollar denominated securities of foreign issuers. Foreign investing involve risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of U.S. issuers. In addition, there are differences between U.S. and foreign regulatory requirements and market practices.



DERIVATIVES RISK. The value of "derivatives" - so-called because their value "derives" from the value of an underlying asset, reference rate or index - may rise or fall more rapidly than other investments. For some derivatives, it is possible for the fund to lose more than the amount it invested in the derivative. Options and futures contracts are examples of derivatives. The fund's use of derivatives may not succeed for various reasons, including unexpected changes in the values of the derivatives or the assets underlying them. Also, if the fund uses derivatives to adjust or "hedge" the overall risk of its portfolio, the hedge will not succeed if changes in the values of the derivatives are not matched by opposite changes in the values of the assets being hedged.


ADDITIONAL INVESTMENT STRATEGIES


DEFENSIVE POSITIONS. The fund may invest up to 100% of its assets in U.S. Treasury bills with remaining maturities of less than 30 days and other high quality money market instruments when recommended by the Tactical Allocation Model. Since these investments provide relatively low income, a defensive position may not be consistent with the fund's investment objective.



PORTFOLIO TURNOVER. The fund may engage in frequent trading in response to the Tactical Allocation Model. Frequent trading can result in portfolio turnover of 100% or more (high portfolio turnover).

Mitchell Hutchins Series Trust    Tactical Allocation Portfolio

-------------------------------------------------------------------



INVESTING IN THE FUND


PURCHASES, REDEMPTIONS AND EXCHANGES


Shares of the fund are sold only to insurance company separate accounts that fund benefits under variable annuity or variable life insurance contracts. These separate accounts are the shareholders of the fund - not the individual contract owners. However, the separate accounts may pass through voting rights to the contract owners.



The fund offers both Class H and Class I shares to insurance company separate accounts:


 - Class H shares are sold and redeemed at net asset value and do not pay any 12b-1 fees.


 - Class I shares also are sold and redeemed at net asset value. However, under a rule 12b-1 plan adopted by the fund, Class I shares pay an annual distribution fee of 0.25% of average net assets. The fund pays this fee to insurance companies for the sale of Class I shares and for services that the insurance company provides to contract owners. Because these 12b-1 fees are paid out of the fund's assets on an ongoing basis, over time they will increase the cost of a contract owner's investment and may cost more than paying other types of sales charges.



An insurance company separate account may exchange shares of one fund for shares of the same class in another Mitchell Hutchins Series Trust fund at their relative net asset values per share, provided that the separate account invests in both funds. A particular insurance company separate account may not invest in all Mitchell Hutchins Series Trust funds or classes of fund shares.



The fund and Brinson Advisors (for Class I shares) reserve the right to reject any purchase order and to suspend the offering of the fund's shares for a period of time.


PRICING AND VALUATION


Insurance company separate accounts buy, sell or exchange fund shares at their net asset values. The fund calculates net asset value separately for each class as of the close of trading on the New York Stock Exchange (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the fund does not price its shares, on most national holidays and on Good Friday. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the fund's net asset value per share will be calculated as of the time trading was halted.



The fund calculates its net asset value based on the current market value for its portfolio securities. The fund normally obtains market values for its securities from independent pricing services that use reported last sales prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at a fair value determined by or under the direction of the fund's board of trustees. The fund normally uses the amortized cost method to value bonds that will mature in 60 days or less.

Mitchell Hutchins Series Trust    Tactical Allocation Portfolio

-------------------------------------------------------------------


MANAGEMENT


INVESTMENT ADVISER



Brinson Advisors, Inc. (formerly known as Mitchell Hutchins Asset Management Inc.) is the investment adviser and administrator of the fund. Brinson Advisors is located at 51 West 52nd Street, New York, New York 10019-6114, and is an indirect wholly owned subsidiary of UBS AG. UBS AG is an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. On February 28, 2001, Brinson Advisors was manager, adviser or sub-adviser to 24 investment companies with 62 separate portfolios and aggregate assets of approximately $64.2 billion.



The fund paid advisory fees to Brinson Advisors for the most recent fiscal year at the annual effective rate of 0.49% of its average daily net assets. (The annual contract rate is 0.50% of the fund's average daily net assets.)



The fund has received an exemptive order from the SEC to permit the board to appoint and replace sub-advisers and to amend sub-advisory contracts without obtaining shareholder approval. The fund's shareholders must approve this policy before the board may implement it. As of the date of this prospectus, the fund's shareholders have not been asked to do so.



PORTFOLIO MANAGER





T. Kirkham Barneby is responsible for the fund's asset allocation decisions and the day-to-day management of its portfolio. Mr. Barneby has held his management responsibilities for the fund since its inception. Mr. Barneby is a managing director and chief investment officer - quantative investments of Brinson Advisors.

Mitchell Hutchins Series Trust    Tactical Allocation Portfolio

-------------------------------------------------------------------


DIVIDENDS AND TAXES

DIVIDENDS


Dividends are paid in additional shares of the fund unless the shareholder requests otherwise.



The fund normally declares and pays dividends and distributes any gains annually.


Class I shares have higher expenses because of their distribution fees and thus are expected to have lower dividends than Class H shares.

TAXES


Fund shares are offered only to insurance company separate accounts that fund certain variable annuity and variable life contracts. These accounts generally are not subject to tax on dividends from the fund or when fund shares are exchanged or redeemed. See the applicable contract prospectus for a discussion of the federal income tax status of



 - the insurance company separate accounts that purchase and hold shares of the fund and


 -  the holders of contracts funded through those separate accounts.


The fund must satisfy certain diversification requirements imposed by the Internal Revenue Code on segregated asset accounts used to fund variable annuity or variable life contracts. Failure of the fund to do so would result in taxation of the insurance company issuing the contracts and treatment of the contract holders other than as described in the contract prospectus.



See the SAI for a more detailed discussion. Prospective investors are urged to consult their tax advisers.

Mitchell Hutchins Series Trust    Tactical Allocation Portfolio

-------------------------------------------------------------------


FINANCIAL HIGHLIGHTS


The following financial highlights table is intended to help you understand the fund's financial performance for the periods shown. Certain information reflects financial results for a single fund share. In the table, "total investment return" represents the rate that an investor would have earned (or lost) on an investment in the fund, assuming reinvestment of all dividends. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the fund's financial statements, are included in the fund's Annual Report to Shareholders. The annual report may be obtained without charge by calling 1-800-986-0088.



The information in this table pertains only to the fund and does not reflect charges related to the insurance company separate accounts that invest in the fund. See the appropriate variable annuity or variable life contract prospectus for information concerning these charges.

Mitchell Hutchins Series Trust    Tactical Allocation Portfolio

-------------------------------------------------------------------


TACTICAL ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                                           CLASS H                                    CLASS I
                                --------------------------------------------------------------   ------------------
                                                                             FOR THE PERIOD
                                     FOR THE              FOR THE         SEPTEMBER 28, 1998+         FOR THE
                                    YEAR ENDED           YEAR ENDED             THROUGH              YEAR ENDED
                                DECEMBER 31, 2000    DECEMBER 31, 1999     DECEMBER 31, 1998     DECEMBER 31, 2000
                                ------------------   ------------------   --------------------   ------------------
Net asset value, beginning of
  period......................       $ 16.49              $ 14.91               $ 12.00               $ 16.48
                                     -------              -------               -------               -------
Net investment income.........          0.40@                0.11@                 0.02                  0.36@
Net realized and unrealized
  gains (losses) from
  investments.................         (0.71)@               2.64@                 2.99                 (0.71)@
                                     -------              -------               -------               -------
Net increase (decrease) from
  investment operations.......         (0.31)                2.75                  3.01                 (0.35)
                                     -------              -------               -------               -------
Dividends from net investment
  income......................         (0.01)               (0.06)                (0.02)                (0.01)
Distributions from net
  realized gains from
  investments.................         (0.34)               (1.11)                (0.08)                (0.34)
                                     -------              -------               -------               -------
Total dividends and
  distributions...............         (0.35)               (1.17)                (0.10)                (0.35)
                                     -------              -------               -------               -------
Net asset value, end of
  period......................       $ 15.83              $ 16.49               $ 14.91               $ 15.78
                                     =======              =======               =======               =======
Total investment return(1)....         (1.93)%              18.43%                24.98%                (2.18)%
                                     =======              =======               =======               =======
Ratios/Supplemental data:
Net assets, end of period
  (000's).....................       $41,212              $36,714               $22,494               $84,787
Expenses to average net
  assets, before waiver from
  adviser.....................          0.73%                0.74%                 0.95%*                0.98%
Expenses to average net
  assets, after waiver from
  adviser.....................          0.72%                0.74%                 0.95%*                0.94%
Net investment income to
  average net assets, before
  waiver from adviser.........          2.49%                0.71%                 0.77%*                2.23%
Net investment income to
  average net assets, after
  waiver from adviser.........          2.50%                0.71%                 0.77%*                2.27%
Portfolio turnover rate.......           166%                 110%                    6%                  166%

                                     CLASS I
                                ------------------
                                  FOR THE PERIOD
                                JANUARY 5, 1999++
                                     THROUGH
                                DECEMBER 31, 1999
                                ------------------
Net asset value, beginning of
  period......................       $ 14.89
                                     -------
Net investment income.........          0.11@
Net realized and unrealized
  gains (losses) from
  investments.................          2.65@
                                     -------
Net increase (decrease) from
  investment operations.......          2.76
                                     -------
Dividends from net investment
  income......................         (0.06)
Distributions from net
  realized gains from
  investments.................         (1.11)
                                     -------
Total dividends and
  distributions...............         (1.17)
                                     -------
Net asset value, end of
  period......................       $ 16.48
                                     =======
Total investment return(1)....         18.52%
                                     =======
Ratios/Supplemental data:
Net assets, end of period
  (000's).....................       $54,413
Expenses to average net
  assets, before waiver from
  adviser.....................          0.99%*
Expenses to average net
  assets, after waiver from
  adviser.....................          0.74%*
Net investment income to
  average net assets, before
  waiver from adviser.........          0.56%*
Net investment income to
  average net assets, after
  waiver from adviser.........          0.81%*
Portfolio turnover rate.......           110%


--------------------


+                       Commencement of operations.
++                      Commencement of issuance of shares.
*                       Annualized.
@                       Calculated using the average monthly shares outstanding for the period.
(1)                     Total investment return is calculated assuming a $10,000
                        investment on the first day of the period reported,
                        reinvestment of all dividends and distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of the period reported. The figures do not include additional contract level charges; results would be lower if such charges were included. Total investment
                        return for periods of less than one year has not been
                        annualized.

Mitchell Hutchins Series Trust    Tactical Allocation Portfolio

-------------------------------------------------------------------



If you want more information about the fund, the following documents are available free upon request:



         ANNUAL/SEMI-ANNUAL REPORTS



         Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year.



         STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CONTRACT PROSPECTUS



         The SAI provides more detailed information about the fund and is incorporated by reference into this prospectus. Investors are advised to also read the applicable contract prospectus.



You may discuss your questions about the fund, obtain free copies of annual and semi-annual reports and the SAI, or request other information, by contacting the fund directly at 1-800-986-0088.



You may review and copy information about the fund, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942-8090. You can get copies of reports and other information about the fund:



 - For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102; or


 - Free, from the EDGAR Database on the SEC's Internet website at: http://www.sec.gov


Mitchell Hutchins Series Trust
Investment Company Act File No. - 811-4919

                         MITCHELL HUTCHINS SERIES TRUST:
                          TACTICAL ALLOCATION PORTFOLIO
                               51 WEST 52ND STREET
                          NEW YORK, NEW YORK 10019-6114

                       STATEMENT OF ADDITIONAL INFORMATION



     Tactical Allocation Portfolio is a diversified series of Mitchell Hutchins Series Trust ("Trust"), a professionally managed, open-end investment company. The fund offers its Class H and Class I shares only to insurance company separate accounts that fund benefits under certain variable annuity contracts and variable life insurance contracts.


     Brinson Advisors, Inc. ("Brinson Advisors," formerly known as Mitchell Hutchins Asset Management Inc.) an indirect wholly owned asset management subsidiary of UBS AG, serves as investment adviser and administrator for the fund. Brinson Advisors also serves as distributor for the fund's Class I shares.


     Portions of the fund's Annual Report to Shareholders are incorporated by reference into this Statement of Additional Information ("SAI"). The Annual Report accompanies this SAI. You may obtain additional copies of the fund's Annual Report by calling toll-free 1-800-986-0088.


     This SAI is not a prospectus and should be read only in conjunction with fund's current Prospectus, dated May 1, 2001. A copy of the Prospectus may be obtained by calling any UBS PaineWebber Inc. ("UBS PAINEWEBBER-SM-"*) Financial Advisor or correspondent firm or by calling toll-free
1-800-986-0088. The Prospectus contains more complete information about the fund. You should read it carefully before investing.


         This SAI is dated May 1, 2001.



                                       TABLE OF CONTENTS                                       PAGE
                                                                                               ----
    The Fund and Its Investment Policies...............................................          2
    The Fund's Investments, Related Risks and Limitations..............................          3
    Strategies Using Derivative Instruments............................................         11
    Organization; Trustees and Officers; Principal Holders and Management
        Ownership of Securities........................................................         17
    Investment Advisory, Administration and Distribution Arrangements..................         23
    Portfolio Transactions.............................................................         25
    Additional Purchase and Redemption Information.....................................         27
    Valuation of Shares................................................................         27
    Taxes..............................................................................         28
    Other Information..................................................................         30
    Financial Statements.................................................................       32


* UBS PaineWebber is a service mark of UBS AG.

                      THE FUND AND ITS INVESTMENT POLICIES




     The fund's investment objective may not be changed without shareholder approval. Except where noted, the other investment policies of the fund may be changed by the board without shareholder approval. As with other mutual funds, there is no assurance that the fund will achieve its investment objective.




     The fund's investment objective is total return, consisting of long-term capital appreciation and current income. The fund seeks to achieve its objective by using the Tactical Allocation Model, a systematic investment strategy that allocates its investments between an equity portion designed to track the performance of the Standard & Poor's 500 Composite Stock Index ("S&P 500 Index") and a fixed income portion that generally will be comprised of either five-year U.S. Treasury notes or 30-day U.S. Treasury bills.




     The fund seeks to achieve total return during all economic and financial market cycles, with lower volatility than that of the S&P 500 Index. Brinson Advisors allocates the fund's assets based on the Tactical Allocation Model's quantitative assessment of the projected rates of return for each asset class. The fund seeks to achieve total return during all economic and financial market cycles, with lower volatility than that of the S&P 500 Index. Brinson Advisors allocates the fund's assets based on the Model's quantitative assessment of the projected rates of return for each asset class. The Model attempts to track the S&P 500 Index in periods of strongly positive market performance but attempts to take a more defensive posture by reallocating assets to bonds or cash when the Model signals a potential bear market, prolonged downtown in stock prices or significant loss in value.


     The basic premise of the Tactical Allocation Model is that investors accept the risk of owning stocks, measured as volatility of return, because they expect a return advantage. This expected return advantage of owning stocks is called the equity risk premium ("ERP"). The Model projects the stock market's expected ERP based on several factors, including the current price of stocks and their expected future dividends and the yield-to-maturity of the one-year Constant Maturity Treasury yield. When the stock market's ERP is high, the Model signals the fund to invest 100% in stocks. Conversely, when the ERP decreases below certain threshold levels, the Model signals the fund to reduce its exposure to stocks. The Model can recommend stock allocations of 100%, 75%, 50%, 25% or 0%.


     If the Tactical Allocation Model recommends a stock allocation of less than 100%, the Model also recommends a fixed income allocation for the remainder of the fund's assets. The Model will recommend either bonds (five-year U.S. Treasury notes) or cash (30-day U.S. Treasury bills), but not both. To make this determination, the Model calculates the risk premium available for the notes. This bond risk premium ("BRP") is calculated based on the yield-to-maturity of the five-year U.S. Treasury note and the one-year Constant Maturity Treasury yield.




     The fund deviates from the  recommendations of the Tactical
Allocation Model only to the extent necessary to

      - Maintain an amount in cash, not expected to exceed 2% of its total assets under normal market conditions, to pay fund operating expenses, dividends and other distributions on its shares and to meet anticipated redemptions of shares and

      - Satisfy the diversification requirements imposed by the Internal Revenue Code of 1986, as amended ("Internal Revenue Code"), on segregated asset accounts used to fund variable annuity and variable life insurance contracts. These diversification requirements must be satisfied by the fund as an investment vehicle underlying the segregated asset accounts. To satisfy these requirements, the fund may not invest more than 55% of its total assets in U.S. Treasury obligations. If the Tactical Allocation Model recommends more than a 50% allocation to bonds or cash, the fund must invest a portion of its assets in bonds or money market instruments that are not U.S. Treasury obligations.


     In its stock portion, the fund attempts to duplicate, before the deduction of operating expenses, the investment results of the S&P 500 Index. Securities in the S&P 500 Index are selected, and may change from time to time, based on a statistical analysis of such factors as the issuer's market capitalization (the S&P 500 Index emphasizes large capitalization stocks), the security's trading activity and its adequacy as a representative of stocks in a particular industry sector. The fund's investment results for its stock portion will not be identical to those of the S&P 500 Index. Deviations from the performance of the S&P 500 Index may result from purchases and redemptions of fund shares that may occur daily, as well as from expenses borne by the fund. Instead, the fund attempts to achieve a correlation of at least 0.95 between the performance of the fund's stock portion, before the deduction of operating expenses, and that of the S&P 500 Index (a correlation of 1.00 would mean that the net asset value of the stock portion increased or decreased in exactly the same proportion as changes in the S&P 500 Index). The S&P 500 Index can include U.S. dollar denominated equity securities of foreign issuers, and the fund invests in those securities to the extent needed to track the performance of the S&P 500 Index.


     For its bond investments (subject to the Internal Revenue Code diversification requirements described above), the fund seeks to invest in U.S. Treasury notes having five years remaining until maturity at the beginning of the calendar year when the investment is made. However, if those instruments are not available at favorable prices, the fund may invest in U.S. Treasury notes with either remaining maturities as close as possible to five years or overall durations that are as close as possible to the duration of five-year U.S. Treasury notes.


     Similarly, for its cash investments (subject to the Internal Revenue Code diversification requirements describe above), the fund seeks to invest in U.S. Treasury bills with remaining maturities of 30 days. However, if those instruments are not available at favorable prices, the fund may invest in U.S. Treasury bills that have either remaining maturities as close as possible to 30 days or overall durations that are close as possible to the duration of 30-day U.S. Treasury bills. The fund may hold U.S. Treasury bills that mature prior to the first business day of the following month when Brinson Advisors determines the monthly asset allocation of the fund's assets based on the Tactical Allocation Model's recommendation. If, in Brinson Advisors' judgment, it is not practicable to reinvest the proceeds in U.S. Treasury bills, Brinson Advisors may invest the fund's cash assets in securities with remaining maturities of 30 days or less that are issued or guaranteed by U.S. government agencies or instrumentalities and in repurchase agreements collateralized by securities issued or guaranteed by the U.S. government, its agencies of instrumentalities.

     Asset reallocations are made, if required, on the first business day of each month. In addition to any reallocation of assets directed by the Tactical Allocation Model, any material amounts resulting from appreciation or receipt of dividends, other distributions, interest payments and proceeds from securities maturing in each of the asset classes are reallocated (or "rebalanced") to the extent practicable to establish the Model's recommended asset mix. Any cash maintained to pay fund operating expenses, pay dividends and other distributions and to meet share redemptions is invested on a daily basis.



     The fund may invest up to 15% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. The fund may borrow from banks or through reverse repurchase agreements for temporary or emergency purposes, but not in excess of 33 1/3% of its total assets. The costs associated with borrowing may reduce the fund's net income. The fund may invest in the securities of other investment companies and may sell short "against the box."


              THE FUND'S INVESTMENTS, RELATED RISKS AND LIMITATIONS


     The following supplements the information contained in the Prospectus and above concerning the fund's investments, related risks and limitations. Except as otherwise indicated in the Prospectus or the SAI, the fund has established no policy limitations on its ability to use the investments or techniques discussed in these documents.

     EQUITY SECURITIES. Equity securities include common stocks, most preferred stocks and securities that are convertible into them, including common stock purchase warrants and rights, equity interests in trusts, partnerships, joint ventures or similar enterprises and depositary receipts. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation.

     Preferred stock has certain fixed income features, like a bond but is actually an equity security that is senior to a company's common stock. Convertible bonds may include debentures and notes that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Some preferred stock also may be converted into or exchanged for common stock. Depositary receipts typically are issued by banks or trust companies and evidence ownership of underlying equity securities.


     While past performance does not guarantee future results, equity securities historically have provided the greatest long-term growth potential in a company. However, their prices generally fluctuate more than other securities and reflect changes in a company's financial condition and in overall market and economic conditions. Common stocks generally represent the riskiest investment in a company. It is possible that the fund may experience a substantial or complete loss on an individual equity investment. While this is possible with bonds, it is less likely.

     BONDS are fixed or variable rate debt obligations, including bills, notes, debentures, money market instruments and similar instruments and securities. Mortgage- and asset-backed securities are types of bonds, and certain types of income producing, non-convertible preferred stocks may be treated as bonds for investment purposes. Bonds generally are used by corporations, governments and other issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and normally must repay the amount borrowed on or before maturity. Many preferred stocks and some bonds are "perpetual" in that they have no maturity date.

     Bonds are subject to interest rate risk and credit risk. Interest rate risk is the risk that interest rates will rise and that, as a result, bond prices will fall, lowering the value of the fund's investments in bonds. In general, bonds having longer durations are more sensitive to interest rate changes than are bonds with shorter durations. Credit risk is the risk that an issuer may be unable or unwilling to pay interest and/or principal on the bond. Credit risk can be affected by many factors, including adverse changes in the issuer's own financial condition or in economic conditions.



     U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the U.S. government, its agencies or its instrumentalities. U.S. government securities include mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises. Other U.S. government securities may be backed by the full faith and credit of the U.S. government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.



     DURATION. Duration is the measure of the expected life of a bond on a present value basis. Duration incorporates the bond's yield, coupon interest payments, final maturity and call features into one measure and can be a fundamental toll in portfolio selection and yield curve positioning of a fund's investment in bonds. Duration was developed as a more precise alternative to the concept "term to maturity." Traditionally, a debt security's "term to maturity" has been used as a proxy for the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "volatility" of the security). However, "term to maturity" measures only the time until the scheduled final payment on the bond, taking no account of the pattern of payments prior to maturity.


     Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, expected to be made, and weights them by the present values of the cash to be received at each future point in time. For any bond with interest payments occurring prior to the payment of principal, duration is always less than maturity. For example, depending on its coupon and the level of market yields, a Treasury note with a remaining maturity of five years might have a duration of 4.5 years. For mortgage-backed and other securities that are subject to prepayments, put or call features or adjustable coupons, the difference between the remaining stated maturity and the duration is likely to be much greater.


     Duration allows Brinson Advisors to make certain predictions as to the effect that changes in the level of interest rates will have on the value of a fund's portfolio of bonds. For example, when the level of interest rates increases by 1%, a debt security having a positive duration of three years generally will decrease by approximately 3%. Thus, if Brinson Advisors calculates the duration of a fund's portfolio of bonds as three years, it normally would expect the portfolio to change in value by approximately 3% for every 1% change in the level of interest rates. However, various factors, such as changes in anticipated prepayment rates, qualitative considerations and market supply and demand, can cause particular securities to respond somewhat differently to changes in interest rates than indicated in the above example. Moreover, in the case of mortgage-backed and other complex securities, duration calculations are estimates and are not precise. This is particularly true during periods of market volatility. Accordingly, the net asset value of a fund's portfolio of bonds may vary in relation to interest rates by a greater or lesser percentage than indicated by the above example.


     Futures, options and options on futures have durations that, in general, are closely related to the duration of the securities that underlie them. Holding long futures or call option positions will lengthen portfolio duration by approximately the same amount as would holding an equivalent amount of the underlying securities. Short futures or put options have durations roughly equal to the negative duration of the securities that underlie these positions, and have the effect of reducing portfolio duration by approximately the same amount as would selling an equivalent amount of the underlying securities.


     These are some situations in which the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating rate and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by the standard duration calculation is the case of mortgage-backed securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are critical in determining the securities' interest rate exposure. In these and other similar situations, Brinson Advisors will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its duration and, therefore, its interest rate exposure.


     INVESTING IN FOREIGN SECURITIES. The fund may invest in U.S. dollar denominated securities of foreign issuers that are included in the S&P 500 Index and traded on recognized U.S. exchanges or in the U.S. over-the-counter market. Securities of foreign issuers may not be registered with the Securities and Exchange Commission ("SEC"), and the issuers thereof may not be subject to its reporting requirements. Accordingly, there may be less publicly available information concerning foreign issuers of securities held by the fund than is available concerning U.S. companies. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to those applicable to U.S. companies.


     The fund may invest in foreign securities by purchasing American Depositary Receipts ("ADRs"). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. They generally are in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets. For purposes of the fund's investment policies, ADRs generally are deemed to have the same classification as the underlying securities they represent. Thus, an ADR representing ownership of common stock will be treated as common stock.

     ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR.



     Investment income and realized gains on certain foreign securities in which the fund may invest may be subject to foreign withholding or other taxes that could reduce the return on the securities. Tax treaties between the United States and certain foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the fund would be subject.

     CONVERTIBLE SECURITIES. A convertible security is a bond, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest or dividends until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stock because they have fixed income characteristics and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer's common stock. However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

     A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the fund is called for redemption, the fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.



     WARRANTS. Warrants are securities permitting, but not obligating, holders to subscribe for other securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.


     TEMPORARY AND DEFENSIVE INVESTMENTS; MONEY MARKET INVESTMENTS. Other than its investments in U.S. Treasury bills as indicated by the Tactical Allocation Model, the fund may invest to a limited extent in money market instruments for cash management purposes. Its investments are limited to (1) securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, (2) repurchase agreements and (3) other investment companies that invest exclusively in money market instruments or private investment vehicles similar to money market funds.


     INVESTMENTS IN OTHER INVESTMENT COMPANIES. The fund may invest in securities of other investment companies, subject to limitations under the Investment Company Act of 1940, as amended ("Investment Company Act"). Among other things, these limitations currently restrict the fund's aggregate investments in other investment companies to no more than 10% of its total assets. The fund's investments in certain private investment vehicles are not subject to this restriction. The shares of other investment companies are subject to the management fees and other expenses of those funds. At the same time, the fund would continue to pay its own management fees and expenses with respect to all its investments, including the securities of other investment companies. The fund may invest in the shares of other investment companies when, in the judgment its investment adviser, the potential benefits of the investment outweigh the payment of any management fees and expenses.


     ILLIQUID SECURITIES. The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the fund has valued the securities and includes, among other things, purchased over-the-counter options, repurchase agreements maturing in more than seven days and restricted securities other than those Brinson Advisors has determined are liquid pursuant to guidelines established by the board. The assets used as cover for over-the-counter options written by the fund will be considered illiquid unless the options are sold to qualified dealers who agree that the fund may repurchase them at a maximum price to be calculated by a formula set forth in the option agreements. The cover for an over-the-counter option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option. The fund may not be able to readily liquidate its investments in illiquid securities and may have to sell other investments if necessary to raise cash to meet its obligations. The lack of a liquid secondary market for illiquid securities may make it more difficult for the fund to assign a value to those securities for purposes of valuing its portfolio and calculating its net asset value.


     Restricted securities are not registered under the Securities Act of 1933, as amended ("Securities Act"), and may be sold only in privately negotiated or other exempted transactions or after a Securities Act registration statement has become effective. Where registration is required, the fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than prevailed when it decided to sell.


     Not all restricted securities are illiquid. A large institutional market has developed for many U.S. and foreign securities that are not registered under the Securities Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.


     Institutional markets for restricted securities also have developed as a result of Rule 144A under the Securities Act, which establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by the fund, however, could affect adversely the marketability of such portfolio securities, and the fund might be unable to dispose of them promptly or at favorable prices.


     The board has delegated the function of making day-to-day determinations of liquidity to Brinson Advisors pursuant to guidelines approved by the board. Brinson Advisors takes into account a number of factors in reaching liquidity decisions, including (1) the frequency of trades for the security,
(2) the number of dealers that make quotes for the security, (3) the number of dealers that have undertaken to make a market in the security, (4) the number of other potential purchasers and (5) the nature of the security and how trading is effected (E.G., the time needed to sell the security, how bids are solicited and the mechanics of transfer). Brinson Advisors monitors the liquidity of restricted securities in the fund's portfolio and reports periodically on such decisions to the board.




     Brinson Advisors also monitors the fund's overall holdings of illiquid securities. If the fund's holdings of illiquid securities exceeds its limitation on investments in illiquid securities for any reason (such as a particular security becoming illiquid, changes in relative market values of liquid and illiquid portfolio securities or shareholder redemptions), Brinson Advisors will consider what action would be in the best interest of the fund and its shareholders. Such action may include engaging in an orderly disposition of securities to reduce the fund's holdings of illiquid securities. However, the fund is not required immediately to dispose of illiquid securities under these circumstances.


     REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which the fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. The fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains separate accounts for both the fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.


     Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller or guarantor becomes insolvent, the fund may suffer delays, costs and possible losses in connection with the disposition of collateral. The fund intends to enter into repurchase agreements only with counterparties in transactions believed by Brinson Advisors to present minimum credit risks.


     REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by the fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to the fund's limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, the fund will maintain, in a segregated account with its custodian, cash or liquid securities, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement. See "The Fund's Investments, Related Risks and Limitations -- Segregated Accounts."


     Reverse repurchase agreements involve the risk that the buyer of the securities sold by the fund might be unable to deliver them when the fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce the fund's obligation to repurchase the securities, and the fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.


     WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The fund may purchase securities on a "when-issued" basis or may purchase or sell securities for delayed delivery, I.E., for issuance or delivery to the fund later than the normal settlement date at a stated price and yield. When issued securities include TBA ("to be announced") securities. TBA securities, which are usually mortgage-backed securities, are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal amount and maturity date are determined upon settlement when the specific mortgage pools are assigned. The fund generally would not pay for such securities or start earning interest on them until they are received. However, when the fund undertakes a when-issued or delayed delivery obligation, it immediately assumes the risks of ownership, including the risks of price fluctuation. Failure of the issuer to deliver a security purchased by the fund on a when-issued or delayed delivery basis may result in the fund's incurring or missing an opportunity to make an alternative investment. Depending on market conditions, the fund's when-issued and delayed-delivery purchase commitments could cause its net asset value per share to be more volatile, because such securities may increase the amount by which the fund's total assets, including the value of when-issued and delayed-delivery securities it holds, exceeds its net assets.


     A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect the fund's net asset value. When the fund commits to purchase securities on a when-issued or delayed delivery basis, its custodian segregates assets to cover the amount of the commitment. See "The Fund's Investments, Related Risks and Limitations -- Segregated Accounts." The fund's when-issued and delayed-delivery purchase commitments could cause its net asset value per share to be more volatile. The fund may sell the right to acquire the security prior to delivery if Brinson Advisors deems it advantageous to do so, which may result in a gain or loss to the fund.




     LENDING OF PORTFOLIO SECURITIES. The fund is authorized to lend its portfolio to broker-dealers or institutional investors that Brinson Advisors deems qualified. Lending securities enables the fund to earn additional income, but could result in a loss or delay in recovering these securities. The borrower of the fund's portfolio securities must maintain acceptable collateral with the fund's custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines established by Brinson Advisors. The fund may invest any cash collateral in money market investments or other short-term liquid investments including other investment companies. The fund also may invest cash collateral in private investment vehicles similar to money market funds, including one managed by Brinson Advisors. In determining whether to lend securities to a particular broker-dealer or institutional investor, Brinson Advisors will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. The fund will retain authority to terminate any of its loans at any time. The fund may pay reasonable fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the reinvestment of cash held as collateral. The fund will receive amounts equivalent to any dividends, interest or other distributions on the securities loaned. The fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when regaining such rights is considered to be in the fund's interest.


     Pursuant to procedures adopted by the board governing the fund's securities lending program, UBS PaineWebber, another wholly owned indirect subsidiary of UBS AG, has been retained to serve as lending agent for the fund. The boards also have authorized the payment of fees (including fees calculated as a percentage of invested cash collateral) to UBS PaineWebber for these services. The board periodically reviews all portfolio securities loan transactions for which UBS PaineWebber acted as lending agent. UBS PaineWebber also has been approved as a borrower under the fund's securities lending program.

     SHORT SALES "AGAINST THE BOX." The fund may engage in short sales of securities it owns or has the right to acquire at no added cost through conversion or exchange of other securities it owns (short sales "against the box"). To make delivery to the purchaser in a short sale, the executing broker borrows the securities being sold short on behalf of the fund, and the fund is obligated to replace the securities borrowed at a date in the future. When the fund sells short, it establishes a margin account with the broker effecting the short sale and deposits collateral with the broker. In addition, the fund maintains, in a segregated account with its custodian, the securities that could be used to cover the short sale. The fund incurs transaction costs, including interest expense, in connection with opening, maintaining and closing short sales "against the box."




     The fund might make a short sale "against the box" to hedge against market risks when Brinson Advisors believes that the price of a security may decline, thereby causing a decline in the value of a security owned by the fund or a security convertible into or exchangeable for a security owned by the fund. In such case, any loss in the fund's long position after the short sale should be reduced by a corresponding gain in the short position. Conversely, any gain in the long position after the short sale should be reduced by a corresponding loss in the short position. The extent to which gains or losses in the long position are reduced will depend upon the amount of the securities sold short relative to the amount of the securities the fund owns, either directly or indirectly, and in the case where the fund owns convertible securities, changes in the investment values or conversion premiums of such securities.


     COUNTERPARTIES. The fund may be exposed to the risk of financial failure or insolvency of another party. To help lessen those risks, Brinson Advisors, subject to the supervision of the board, monitors and evaluates the creditworthiness of the parties with which the fund does business.


     SEGREGATED ACCOUNTS. When the fund enters into certain transactions that involve obligations to make future payments to third parties, including the purchase of securities on a when-issued or delayed delivery basis, and reverse repurchase agreements, it will maintain with an approved custodian in a segregated account cash or liquid securities, marked to market daily, in an amount at least equal to the fund's obligation or commitment under such transactions. As described below under "Strategies Using Derivative Instruments," segregated accounts may also be required in connection with certain transactions involving options or futures.


INVESTMENT LIMITATIONS OF THE FUND


     FUNDAMENTAL LIMITATIONS. The following fundamental investment limitations cannot be changed for the fund without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the fund or (b) 67% or more of the shares of the fund present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, later changes in percentage resulting from a change in values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations. With regard to the borrowings limitation in fundamental limitation (2), the fund will comply with the applicable restrictions of Section 18 of the Investment Company Act.


         The fund will not:


     (1) Purchase any security if, as a result of that purchase, 25% or more of the fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities.




     (2) Issue senior securities or borrow money, except as permitted under the Investment Company Act and then not in excess of 33 1/3% of the fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

     (3) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other bonds or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.




     (4) Engage in the business of underwriting securities of other issuers, except to the extent that the fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.


     (5) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.


     (6) Purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.


     (7) Purchase securities of any one issuer if, as a result, more than 5% of the fund's total assets would be invested in securities of that issuer or the fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

     The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

     NON-FUNDAMENTAL LIMITATIONS. The following investment restrictions are non-fundamental and may be changed by the vote of the board without shareholder approval. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentages resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.


         The fund will not:


     (1) Hold assets of any issuers, at the end of any calendar quarter (or within 30 days thereafter), to the extent those holdings would cause the fund to fail to satisfy the diversification requirements imposed by section 817(h) of the Internal Revenue Code and the Treasury regulations issued thereunder on segregated asset accounts used to fund variable annuity and/or variable life insurance contracts (which requirements must be satisfied by the fund as the investment vehicle underlying those accounts);


     (2) Purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding;


     (3) Purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;


     (4) Engage in short sales of securities or maintain a short position, except that the fund may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

     (5) Purchase securities of other investment companies, except to the extent permitted by the Investment Company Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

                     STRATEGIES USING DERIVATIVE INSTRUMENTS

     GENERAL DESCRIPTION OF DERIVATIVE INSTRUMENTS. Brinson Advisors may use a variety of financial instruments ("Derivative Instruments"), including certain options, futures contracts (sometimes referred to as "futures"), and options on futures contracts, in managing the investments of mutual funds for which it serves as investment adviser. Tactical Allocation Portfolio's use of Derivative Instruments is generally limited to stock index options and futures, futures on U.S. Treasury notes and bills and options on these futures contracts. The fund may enter into transactions involving one or more types of Derivative Instruments under which the full value of its portfolio is at risk. Under normal circumstances, however, the fund's use of these instruments will place at risk a much smaller portion of its assets. Certain Derivative Instruments, including those that may be used by the fund, are described below.


     The fund might not use any Derivative Instruments or strategies, and there can be no assurance that using any strategy will succeed. If Brinson Advisors is incorrect in its judgment on market values, interest rates or other economic factors in using a Derivative Instrument or strategy, the fund may have lower net income and a net loss on the investment.


     OPTIONS ON EQUITY AND DEBT SECURITIES -- A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security underlying the option at a specified price at any time during the term of the option or at specified times or at the expiration of the option, depending on the type of option involved. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option term, to deliver the underlying security against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the option term or at specified times or at the expiration of the option, depending on the type of option involved. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option term, to buy the underlying security at the exercise price.

     OPTIONS ON SECURITIES INDICES -- A securities index assigns relative values to the securities included in the index and fluctuates with changes in the market values of those securities. A securities index option operates in the same way as a more traditional securities option, except that exercise of a securities index option is effected with cash payment and does not involve delivery of securities. Thus, upon exercise of a securities index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the securities index.

     SECURITIES INDEX FUTURES CONTRACTS -- A securities index futures contract is a bilateral agreement pursuant to which one party agrees to accept, and the other party agrees to make, delivery of an amount of cash equal to a specified dollar amount times the difference between the securities index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Generally, a contract is closed out prior to its expiration date.


     INTEREST RATE FUTURES CONTRACTS -- Interest rate futures contracts are bilateral agreements pursuant to which one party agrees to make, and the other party agrees to accept, delivery of a specified type of debt security at a specified future time and at a specified price. Although such futures contracts by their terms call for actual delivery or acceptance of bonds, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.


     OPTIONS ON FUTURES CONTRACTS -- Options on futures contracts are similar to options on securities, except that an option on a futures contract gives the purchaser the right, in return for the premium, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell a security, at a specified price at any time during the option term. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by delivery of the accumulated balance that represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future. The writer of an option, upon exercise, will assume a short position in the case of a call and a long position in the case of a put.




     GENERAL DESCRIPTION OF STRATEGIES USING DERIVATIVE INSTRUMENTS. A fund may use Derivative Instruments to attempt to hedge its portfolio and also to attempt to enhance income or return or realize gains and to manage the duration of its bond portfolio. Tactical Allocation Portfolio, in particular, may use Derivative Instruments to reallocate its exposure to different asset classes when the Tactical Allocation Model recommends asset allocation mix changes or to maintain exposure to stocks or bonds while maintaining a cash balance for fund management purposes (such as to provide liquidity to meet anticipated shareholder sales of fund shares and for fund operating expenses). The fund may use Derivative Instruments to facilitate trading and to reduce transaction costs.


     Hedging strategies can be broadly categorized as "short hedges" and "long hedges." A short hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential declines in the value of one or more investments held in a fund's portfolio. Thus, in a short hedge a fund takes a position in a Derivative Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged. For example, a fund might purchase a put option on a security to hedge against a potential decline in the value of that security. If the price of the security declined below the exercise price of the put, the fund could exercise the put and thus limit its loss below the exercise price to the premium paid plus transaction costs. In the alternative, because the value of the put option can be expected to increase as the value of the underlying security declines, the fund might be able to close out the put option and realize a gain to offset the decline in the value of the security.


     Conversely, a long hedge is a purchase or sale of a Derivative
Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that a fund intends to acquire. Thus, in a long hedge, a fund takes a position in a Derivative Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. For example, a fund might purchase a call option on a security it intends to purchase in order to hedge against an increase in the cost of the security. If the price of the security increased above the exercise price of the call, the fund could exercise the call and thus limit its acquisition cost to the exercise price plus the premium paid and transactions costs. Alternatively, the fund might be able to offset the price increase by closing out an appreciated call option and realizing a gain.


     A fund may purchase and write (sell) straddles on securities or indices of securities. A long straddle is a combination of a call and a put option purchased on the same security or on the same futures contract, where the exercise price of the put is equal to the exercise price of the call. A fund might enter into a long straddle when Brinson Advisors believes it likely that the prices of the securities will be more volatile during the term of the option than the option pricing implies. A short straddle is a combination of a call and a put written on the same security where the exercise price of the put is equal to the exercise price of the call. A fund might enter into a short straddle when Brinson Advisors believes it unlikely that the prices of the securities will be as volatile during the term of the option as the option pricing implies.


     Derivative Instruments on securities generally are used to hedge against price movements in one or more particular securities positions that a fund owns or intends to acquire. Derivative Instruments on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which [a/the] fund has invested or expects to invest. Derivative Instruments on bonds may be used to hedge either individual securities or broad fixed income market sectors.

     Income strategies using Derivative Instruments may include the writing of covered options to obtain the related option premiums. Return or gain strategies may include using Derivative Instruments to increase or decrease a fund's exposure to different asset classes without buying or selling the underlying instruments. A fund also may use derivatives to simulate full investment by the fund while maintaining a cash balance for fund management purposes (such as to provide liquidity to meet anticipated shareholder sales of fund shares and for fund operating expenses).

     The use of Derivative Instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they are traded and the Commodity Futures Trading Commission ("CFTC"). In addition, a fund's ability to use Derivative Instruments may be limited by tax considerations. See "Taxes."

     In addition to the products, strategies and risks described below and in the Prospectus, Brinson Advisors may discover additional opportunities in connection with Derivative Instruments and with hedging, income, return and gain strategies. These new opportunities may become available as regulatory authorities broaden the range of permitted transactions and as new Derivative Instruments and techniques are developed. Brinson Advisors may use these opportunities for Tactical Allocation Portfolio to the extent that they are consistent with the fund's investment objective and permitted by its investment limitations and applicable regulatory authorities. The fund's Prospectus or SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

     SPECIAL RISKS OF STRATEGIES USING DERIVATIVE INSTRUMENTS. The use of Derivative Instruments involves special considerations and risks, as described below. Risks pertaining to particular Derivative Instruments are described in the sections that follow.

     (1) Successful use of most Derivative Instruments depends upon the ability of Brinson Advisors to predict movements of the overall securities, interest rate markets, which requires different skills than predicting changes in the prices of individual securities. While Brinson Advisors are experienced in the use of Derivative Instruments, there can be no assurance that any particular strategy adopted will succeed.

     (2) There might be imperfect correlation, or even no correlation, between price movements of a Derivative Instrument and price movements of the investments that are being hedged. For example, if the value of a Derivative Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors affecting the markets in which Derivative Instruments are traded, rather than the value of the investments being hedged. The effectiveness of hedges using Derivative Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

     (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a fund entered into a short hedge because Brinson Advisors projected a decline in the price of a security in the fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Derivative Instrument. Moreover, if the price of the Derivative Instrument declined by more than the increase in the price of the security, the fund could suffer a loss. In either such case, the fund would have been in a better position had it not hedged at all.


     (4) As described below, a fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Derivative Instruments involving obligations to third parties (I.E., Derivative Instruments other than purchased options). If the fund was unable to close out its positions in those Derivative Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the positions expired or matured. These requirements might impair the fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the fund sell a portfolio security at a disadvantageous time. A fund's ability to close out a position in a Derivative Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of a counterparty to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the fund.


     COVER FOR STRATEGIES USING DERIVATIVE INSTRUMENTS. Transactions using Derivative Instruments, other than purchased options, expose a fund to an obligation to another party. Tactical Allocation Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or futures contracts or
(2) cash or liquid securities, with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. The fund will comply with SEC guidelines regarding cover for such transactions and will, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount.

     Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Derivative Instrument is open, unless they are replaced with similar assets. As a result, committing a large portion of a fund's assets to cover positions or to segregated accounts could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.

     OPTIONS. The fund may purchase put and call options, and write (sell) covered put or call options on securities in which they invest and related indices. The purchase of call options may serve as a long hedge, and the purchase of put options may serve as a short hedge. A fund may also use options to attempt to enhance return or realize gains by increasing or reducing its exposure to an asset class without purchasing or selling the underlying securities. Writing covered put or call options can enable a fund to enhance income by reason of the premiums paid by the purchasers of such options. Writing covered call options serves as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the fund will be obligated to sell the security at less than its market value. Writing covered put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the fund will be obligated to purchase the security at more than its market value. The securities or other assets used as cover for over-the-counter options written by a fund would be considered illiquid to the extent described under "The Fund's Investment Policies, Related Risks and Limitations--Illiquid Securities."


     The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options normally have expiration dates of up to nine months. Generally, over-the-counter options on debt securities are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options that may be exercised at any time. There are also other types of options that may be exercised on certain specified dates before expiration. Options that expire unexercised have no value.

     A fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit a fund to realize profits or limit losses on an option position prior to its exercise or expiration.

     A fund may purchase and write both exchange-traded and over-the-counter options. Currently, many options on equity securities (stocks) are exchange-traded. Exchange markets for options on bonds exist but are relatively new, and these instruments are primarily traded on the over-the-counter market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, over-the-counter options are contracts between a fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a fund purchases or writes an over-the-counter option, it relies on the counterparty to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the fund as well as the loss of any expected benefit of the transaction.


     A fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. Tactical Allocation Portfolio intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for over-the-counter options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although a fund will enter into over-the-counter options only with counterparties that are expected to be capable of entering into closing transactions with it, there is no assurance that the fund will in fact be able to close out an over-the-counter option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the fund might be unable to close out an over-the-counter option position at any time prior to its expiration.

     If a fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered put or call option written by the fund could cause material losses because the fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

     A fund may purchase and write put and call options on indices in much the same manner as the more traditional options discussed above, except the index options may serve as a hedge against overall fluctuations in a securities market (or market sector) rather than anticipated increases or decreases in the value of a particular security.

     LIMITATIONS ON THE USE OF OPTIONS. Tactical Allocation Portfolio's use of options is governed by the following guidelines, which can be changed by the board without shareholder vote:


     (1) The fund may purchase a put or call option, including any straddle or spread, only if the value of its premium, when aggregated with the premiums on all other options held by the fund, does not exceed 5% of its total assets.


     (2) The aggregate value of securities underlying put options written by the fund, determined as of the date the put options are written, will not exceed 50% of its net assets.


     (3) The aggregate premiums paid on all options (including options on securities, securities indices and options on futures contracts) purchased by the fund that are held at any time will not exceed 20% of its net assets.


     FUTURES. A fund may purchase and sell securities index futures contracts or interest rate futures contracts. The fund may also purchase put and call options, and write covered put and call options, on futures in which it is allowed to invest. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options on securities or indices. In addition, a fund may purchase or sell futures contracts or purchase options thereon to increase or reduce its exposure to an asset class without purchasing or selling the underlying securities either as a hedge or to enhance return or realize gains.


     Futures strategies also can be used to manage the average duration of a fund's bond portfolio. If Brinson Advisors wishes to shorten the average duration of a fund's portfolio, the fund may sell a futures contract or a call option thereon, or purchase a put option on that futures contract. If Brinson Advisors wishes to lengthen the average duration of the fund's portfolio, the fund may buy a futures contract or a call option thereon, or sell a put option thereon.


     A fund may also write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order synthetically to create a long futures contract position. Such options would have the same strike prices and expiration dates. A fund will engage in this strategy only when it is more advantageous to the fund than is purchasing the futures contract.

     No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash, obligations of the United States or obligations fully guaranteed as to principal and interest by the United States, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

     Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of a fund's obligations to or from a futures broker. When a fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when a fund purchases or sells a futures contract or writes a call option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.


     Holders and writers of futures positions and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. Tactical Allocation Portfolio intends to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

     Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or related option can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

     If a fund were unable to liquidate a futures or related options position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

     Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or related options might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and related options markets are subject to daily variation margin calls and might be compelled to liquidate futures or related options positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

     LIMITATIONS ON THE USE OF FUTURES AND RELATED OPTIONS. Tactical Allocation Portfolio's use of futures and related options is governed by the following guidelines, which can be changed by the board without shareholder vote:


     (1) The aggregate initial margin and premiums on futures contracts and related options that are not for bona fide hedging purposes (as defined by the CFTC), excluding the amount by which options are "in-the-money", may not exceed 5% of the fund's net assets.


     (2) The aggregate premiums paid on all options (including options on securities, securities indices and futures contracts) purchased by the fund that are held at any time will not exceed 20% of its net assets.


     (3) The aggregate margin deposits on all futures contracts and options thereon held at any time by the fund will not exceed 5% of its total assets.

       ORGANIZATION; TRUSTEES AND OFFICERS; PRINCIPAL HOLDERS AND
                    MANAGEMENT OWNERSHIP OF SECURITIES


     The Trust was formed on November 21, 1986 as a business trust under the laws of the Commonwealth of Massachusetts and has thirteen operating series. The Trust is authorized to establish additional series and to issue an unlimited number of shares of beneficial interest of each existing or future series, par value $0.001 per share.


     The Trust is governed by a board of trustees, which oversees the fund's operations. The trustees (sometimes referred to as "board members") and executive officers of the Trust, their ages, business addresses and principal occupations during the past five years are:


       NAME AND ADDRESS; AGE           POSITION WITH TRUST           BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
       ---------------------           -------------------           ----------------------------------------
Margo N. Alexander*+; 54                     Trustee          Mrs.  Alexander is Chairman (since March 1999), and a
                                                              director of Brinson Advisors (since January 1995) and
                                                              an executive vice president and director of UBS
                                                              PaineWebber (since March 1984). She was chief executive
                                                              officer of Brinson Advisors from January 1995 to
                                                              October 2000. Mrs. Alexander is a director or trustee of
                                                              22 investment companies for which Brinson Advisors, UBS
                                                              PaineWebber or one of their affiliates serves as
                                                              investment adviser.

Richard Q. Armstrong; 65                     Trustee          Mr. Armstrong  is chairman and  principal of R.Q.A.
R.Q.A. Enterprises                                            Enterprises (management consulting firm) (since April 1991
One Old Church Road                                           and principal occupation since March 1995). He is also a
Unit #6                                                       director of AlFresh Beverages Canada, Inc. (a Canadian
Greenwich, CT 06830                                           Beverage subsidiary of AlFresh Foods Inc.) (since October
                                                              2000). Mr. Armstrong was chairman of the board, chief
                                                              executive officer and co-owner of Adirondack Beverages
                                                              (producer and distributor of soft drinks and
                                                              sparkling/still waters) (October 1993-March 1995). He was
                                                              a partner of The New England Consulting Group (management
                                                              consulting firm) (December 1992-September 1993). He was
                                                              managing director of LVMH U.S. Corporation (U.S. subsidiary of the French luxury goods conglomerate, Louis Vuitton Moet
                                                              Hennessey Corporation) (1987-1991) and chairman of its wine and spirits subsidiary, Schieffelin & Somerset Company
                                                              (1987-1991). Mr. Armstrong is a director or trustee of of 21 investment companies for which Brinson Advisors, UBS
                                                              PaineWebber or one of their affiliates serves as investment adviser.

       NAME AND ADDRESS; AGE           POSITION WITH TRUST           BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
       ---------------------           -------------------           ----------------------------------------
E. Garrett Bewkes, Jr.**+; 74          Trustee and Chairman   Mr. Bewkes serves as a consultant to UBS PaineWebber (since
                                         of the Board of      May 1999). Prior to November 2000, he was a director of
                                             Trustees         Paine Webber Group Inc. ("PW Group," formerly the holding
                                                              company of UBS PaineWebber and Brinson Advisors) and prior to
                                                              1996, he was a consultant to PW Group. Prior  to 1988, he was chairman of the board, president and chief executive officer of American Bakeries Company. Mr. Bewkes is a director of
                                                              Interstate Bakeries Corporation. Mr. Bewkes is a director or trustee of of 32 investment companies for which Brinson
                                                              Advisors, UBS PaineWebber or one of their affiliates serves as investment adviser.

Richard R. Burt; 54                          Trustee          Mr. Burt is chairman of IEP Advisors, LLP (international
1275 Pennsylvania Ave, N.W.                                   investments and consulting firm) (since March 1994) and a
Washington, DC  20004                                         partner of McKinsey & Company (management consulting firm)
                                                              (since 1991). He is also a director of Archer-Daniels-Midland
                                                              Co. (agricultural commodities), Hollinger International Co.
                                                              (publishing), Homestake Mining Corp. (gold mining), six
                                                              investment companies in the Deutsche Bank family of funds, nine investment companies in the Flag Investors family of
                                                              funds, The Central European Fund, Inc. and The Germany Fund,
                                                              Inc., vice chairman of Anchor Gaming (provides technology to gaming and wagering industry) (since July 1999) and chairman of Weirton Steel Corp. (makes and finishes steel products)
                                                              (since April 1996). He was the chief negotiator in the
                                                              Strategic Arms Reduction Talks with the former Soviet Union
                                                              (1989-1991) and the U.S. Ambassador to the Federal Republic of
                                                              Germany (1985-1989). Mr. Burt is a director or trustee of 21 investment companies for which Brinson Advisors, UBS
                                                              PaineWebber or one of their affiliates serves as investment adviser.

Meyer Feldberg; 59                           Trustee          Mr. Feldberg is Dean and Professor of Management of the
Columbia University                                           Graduate School of Business, Columbia University. Prior
101 Uris Hall                                                 to 1989, he was president of the Illinois Institute of
New York, NY  10027                                           Technology. Dean Feldberg is also a director of Primedia
                                                              Inc. (publishing), Federated Department Stores, Inc.
                                                              (operator of department stores) and Revlon, Inc. (cosmetics).
                                                              Dean Feldberg is a director or trustee of 29 investment
                                                              companies for which Brinson Advisors, UBS PaineWebber or one of their affiliates serves as investment adviser.

George W. Gowen; 71                          Trustee          Mr. Gowen is a partner in the law firm of  Dunnington,
666 Third Avenue                                              Bartholow & Miller. Prior to May 1994, he was a partner in the
New York, NY  10017                                           law  firm  of  Fryer, Ross & Gowen. Mr. Gowen is a director or trustee of 29 investment companies for which Brinson Advisors,
                                                              UBS PaineWebber or one of their affiliates serves as investment adviser.

       NAME AND ADDRESS; AGE           POSITION WITH TRUST           BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
       ---------------------           -------------------           ----------------------------------------
Frederic V. Malek; 64                        Trustee          Mr. Malek is chairman of Thayer Capital Partners (merchant
1455 Pennsylvania Ave, N.W.                                   bank) and chairman of Thayer Hotel Investors II and Lodging
Suite 350                                                     Opportunities Fund (hotel investment partnerships). From
Washington, DC  20004                                         January 1992 to November 1992, he was campaign manager of
                                                              Bush-Quayle '92. From 1990 to 1992, he was vice chairman
                                                              and, from 1989 to 1990, he was president of Northwest Airlines
                                                              Inc. and NWA Inc. (holding company of Northwest Airlines Inc.).
                                                              Prior to 1989, he was employed by the Marriott Corporation
                                                              (hotels, restaurants, airline catering and contract feeding), where he most recently was an executive vice president and president of Marriott Hotels and Resorts. Mr. Malek is also a director of Aegis Communications, Inc. (tele-services),
                                                              American Management Systems, Inc. (management consulting and computer related services), Automatic Data Processing, Inc.,
                                                              (computing services), CB Richard Ellis, Inc. (real estate
                                                              services), FPL Group, Inc. (electric services), Global
                                                              Vacation Group (packaged vacations), HCR/Manor Care, Inc.
                                                              (health care), SAGA Systems, Inc. (software company) and
                                                              Northwest Airlines Inc. Mr. Malek is a director or trustee of
                                                              21 investment companies for which Brinson Advisors, UBS
                                                              PaineWebber or one of their affiliates serves as investment adviser.

Carl W. Schafer; 65                          Trustee          Mr. Schafer is president of the Atlantic Foundation
66 Witherspoon Street                                         (charitable foundation supporting mainly oceanographic
#1100                                                         exploration and research). He is a director of Labor
Princeton, NJ  08542                                          Ready, Inc. (temporary employment), Roadway Express,
                                                              Inc. (trucking), The Guardian Group of Mutual Funds,
                                                              the Harding, Loevner Funds, E.I.I. Realty Trust
                                                              (investment company), Evans Systems, Inc. (motor
                                                              fuels, convenience store and diversified company),
                                                              Electronic Clearing House, Inc. (financial
                                                              transactions processing), Frontier Oil Corporation and
                                                              Nutraceutix, Inc. (biotechnology company). Prior to January
                                                              1993, he was chairman of the Investment Advisory Committee of the Howard Hughes Medical  Institute. Mr. Schafer is a
                                                              director or trustee of 21 investment companies for which
                                                              Brinson Advisors, UBS PaineWebber or one of their affiliates serves as investment adviser.

Brian M. Storms*+; 46                 Trustee and President   Mr. Storms is chief executive officer (since October 2000) and president of Brinson Advisors (since March 1999). Mr. Storms was  president of Prudential Investments (1996-1999). Prior to joining Prudential he was a managing  director at  Fidelity
                                                              Investments. Mr. Storms is president and a director or trustee of
                                                              22 investment companies for which Brinson Advisors, UBS
                                                              PaineWebber or one of their affiliates serves as investment adviser.

       NAME AND ADDRESS; AGE           POSITION WITH TRUST           BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
       ---------------------           -------------------           ----------------------------------------
T. Kirkham Barneby*; 54                   Vice President      Mr. Barneby is a managing director and chief investment
                                                              officer -- quantitative investments of Brinson Advisors.
                                                              Mr. Barneby is a vice president of nine investment companies for which Brinson Advisors, UBS PaineWebber or one of their affiliates serves as investment adviser.

Thomas Disbrow***; 35                   Vice President and    Mr. Disbrow is a first vice president and a senior manager
                                       Assistant Treasurer    of the mutual fund finance department of Brinson Advisors.
                                                              Prior to November 1999, he was a vice president of
                                                              Zweig/Glaser Advisers. Mr. Disbrow is a vice president and assistant treasurer of 22 investment companies for which
                                                              Brinson Advisors, UBS PaineWebber or one of their affiliates serves as investment adviser.

Amy R. Doberman**; 39                    Vice President       Ms. Doberman is a senior vice president and general counsel of
                                                              Brinson Advisors. From December 1996 through July 2000, she was general counsel of Aeltus Investment Management, Inc. Prior to working at Aeltus, Ms. Doberman was a Division of Investment
                                                              Management Assistant Chief Counsel at the SEC. Ms. Doberman is
                                                              a vice president of 21 investment companies and a vice
                                                              president and secretary of one investment company for which
                                                              Brinson Advisors, UBS PaineWebber or one of their affiliates serves as investment adviser.

Kevin J. Mahoney***; 35                 Vice President and    Mr. Mahoney is a first vice president and a senior manager of
                                       Assistant Treasurer    the mutual fund finance department of Brinson Advisors. From
                                                              August 1996 through March 1999, he was the manager of the
                                                              mutual fund internal control group of Salomon Smith Barney.
                                                              Prior to August 1996, he was an associate and assistant
                                                              treasurer for BlackRock Financial Management L.P. Mr. Mahoney
                                                              is a vice president and assistant treasurer of 22 investment companies for which Brinson Advisors, UBS PaineWebber or one of their affiliates serves as investment adviser.

Dianne E. O'Donnell**; 48               Vice President and    Ms. O'Donnell is a senior vice president and deputy general
                                            Secretary         counsel of Brinson Advisors. Ms. O'Donnell is a vice president and secretary of 21 investment companies and vice president and assistant secretary of one investment company for which
                                                              Brinson Advisors, UBS PaineWebber or one of their affiliates serves as investment adviser.

Emil Polito: 40*                          Vice President      Mr. Polito is the director of investment support and mutual fund services of Brinson Advisors. From July 2000 to October
                                                              2000, he was a senior manager of investment services at
                                                              Dreyfus Corp. Prior to July 2000, Mr. Polito was a senior vice president and director of operations and control for Brinson
                                                              Advisors. Mr. Polito is a vice president of 22 investment
                                                              companies for which Brinson Advisors, UBS PaineWebber or one of their affiliates serves as investment adviser.

       NAME AND ADDRESS; AGE           POSITION WITH TRUST           BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
       ---------------------           -------------------           ----------------------------------------
Susan Ryan; 41*                           Vice President      Ms. Ryan is a senior vice president and a portfolio manager of
                                                              Brinson Advisors. Ms. Ryan is a vice president of six
                                                              investment companies for which Brinson Advisors, UBS
                                                              PaineWebber or one of their affiliates serves as investment adviser.

Paul H. Schubert***; 38                 Vice President and    Mr. Schubert is a senior vice president and the director of
                                            Treasurer         the mutual fund finance department of Brinson Advisors.
                                                              Mr. Schubert is a vice president and treasurer of 22
                                                              investment companies for which Brinson Advisors, UBS
                                                              PaineWebber or one of their affiliates serves as investment adviser.

Keith A. Weller**; 39                   Vice President and    Mr. Weller is a first vice president and senior associate
                                       Assistant Secretary    general counsel of Brinson Advisors. Mr. Weller is a vice
                                                              president and assistant secretary of 22 investment companies for which Brinson Advisors, UBS PaineWebber or one of their affiliates serves as investment adviser.

-------------
* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.

** This person's business address is 1285 Avenue of the Americas, New York, New York 10019.

*** This person's business address is Newport Center III, 499 Washington Blvd., 14th Floor, Jersey City, New Jersey 07310-1998.


+ Mrs. Alexander, Mr. Bewkes and Mr. Storms are "interested persons" of the fund as defined in the Investment Company Act by virtue of their positions with Brinson Advisors and/or UBS PaineWebber.


     The Trust pays each trustee who is not an "interested person" of the Trust $500 annually for each series and up to $150 per series for each board meeting and each separate meeting of a board committee. The Trust presently has 13 series and thus pays each such trustee $6,500 annually, plus any additional amounts due for board or committee meetings. Each chairman of the audit and contract review committees of individual funds within the PaineWebber fund complex receives additional compensation, aggregating $15,000 annually, from the relevant funds. All board members are reimbursed for any expenses incurred in attending meetings. Because Brinson Advisors and UBS PaineWebber perform substantially all the services necessary for the operation of the Trust and the fund, the Trust requires no employees. No officer, director or employee of Brinson Advisors or UBS PaineWebber presently receives any compensation from the Trust for acting as a board member or officer.


     The table below includes certain information relating to the compensation of the Trust's current board members from the Trust and the compensation of those board members from all PaineWebber funds during the periods indicated.

                               COMPENSATION TABLE+

                                                                 AGGREGATE COMPENSATION         TOTAL COMPENSATION FROM THE
              NAME OF PERSON, POSITION                               FROM THE TRUST*             TRUST AND THE FUND COMPLEX**
              ------------------------                       ----------------------------     -----------------------------
       Richard Q. Armstrong,
          Trustee..........................................               $16,640                          $108,232
       Richard R. Burt,
          Trustee..........................................                16,640                           108,232
       Meyer Feldberg,
          Trustee..........................................                16,640                           173,982
       George W. Gowen,
          Trustee..........................................                21,374                           173,982
       Frederic V. Malek,
          Trustee..........................................                16,640                           108,232
       Carl W. Schafer,
          Trustee..........................................                16,250                           106,372

--------------------

+ Only independent board members are compensated by the PaineWebber funds and identified above; board members who are "interested persons," as defined by the Investment Company Act, do not receive compensation from the PaineWebber funds.


* Represents total fees paid by the Trust to each board member indicated for the fiscal year ended December 31, 2000. These fees are allocated in part to the fund and in part to the other series of the Trust.


** Represents total compensation paid during the calendar year ended December
   31, 2000 to each board member by 33 investment companies (37 in the case of Messrs. Feldberg and Gowen) for which Brinson Advisors, UBS PaineWebber or one of their affiliates served as investment adviser. No fund within the PaineWebber fund complex has a bonus, pension, profit sharing or retirement plan.

            PRINCIPAL HOLDERS AND MANAGEMENT OWNERSHIP OF SECURITIES

     As of March 30, 2001, trustees and officers of the Trust owned in the aggregate less than 1% of the outstanding shares of any class of the fund.


     As of March 30, 2001, the fund's records showed the following shareholders as owning more than 5% or more of the fund's outstanding Class H and Class I shares. Management is not aware of any other person who owns beneficially 5% or more of any class of the fund's shares.


                                                                    PERCENTAGE OF CLASS H SHARES
NAME AND ADDRESS*                                                    OWNED AS OF MARCH 30, 2001
-----------------                                                    --------------------------

AIG Life Paradigm Variable Annuity                                                      87.47%
AIG Life Paradigm ADB Variable Annuity                                                  10.91%

                                                                    PERCENTAGE OF CLASS I SHARES
NAME AND ADDRESS*                                                    OWNED AS OF MARCH 30, 2001
-----------------                                                    --------------------------
Hartford Life Insurance Company
    Separate Account Two                                                                39.71%
Aetna Life Insurance & Annuity Company                                                  16.38%
Keyport Life Insurance Company                                                          34.77%
The Ohio National Life Insurance Company                                                 9.03%

--------------------

* The shareholders listed may be contacted c/o Brinson Advisors, Inc., 51 West 52nd Street, New York, NY 10019-6114.

     INVESTMENT ADVISORY; ADMINISTRATION AND DISTRIBUTION ARRANGEMENTS

         INVESTMENT ADVISORY AND ADMINISTRATION ARRANGEMENTS. Brinson Advisors acts as the investment adviser and administrator of the fund pursuant to a contract ("Advisory Contract") with the Trust. Under the Advisory Contract, the fund pays Brinson Advisors a fee, computed daily and paid monthly, at the annual rate of 0.50% of average daily net assets.


     During the fiscal years ended December 31, 2000 and December 31, 1999 and the fiscal period September 28, 1998 (commencement of operations) to December 31, 1998, Brinson Advisors earned (or accrued) advisory and administration fees of $557,041, $221,102 and $18,444, respectively. For the fiscal years ended December 31, 2000 and December 31, 1999, Brinson Advisors voluntarily waived $9,248 and $451, respectively, of its fee under the Advisory Contract in connection with the fund's investment of cash collateral from securities lending in a private investment vehicle managed by Brinson Advisors.


     Under the terms of the Advisory Contract, the fund bears all expenses incurred in its operation that are not specifically assumed by Brinson Advisors. General expenses of the Trust not readily identifiable as belonging to a specific series are allocated among the series by or under the direction of the board in such manner as the board deems fair and equitable. Expenses borne by the fund include the following: (1) the cost (including brokerage commissions, if any) of securities purchased or sold by the fund and any losses incurred in connection therewith; (2) fees payable to and expenses incurred on behalf of the fund by Brinson Advisors; (3) organizational expenses; (4) filing fees and expenses relating to the registration and qualification of the fund's shares under federal and state securities laws and maintenance of such registrations and qualifications; (5) fees and salaries payable to board members and officers who are not interested persons of the Trust or Brinson Advisors; (6) all expenses incurred in connection with the board members' services, including travel expenses; (7) taxes (including any income or franchise taxes) and governmental fees; (8) costs of any liability, uncollectible items of deposit and other insurance or fidelity bonds; (9) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Trust or fund for violation of any law; (10) legal, accounting and auditing expenses, including legal fees of special counsel for the independent board members; (11) charges of custodians, transfer agents and other agents; (12) costs of preparing share certificates; (13) expenses of setting in type and printing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials for existing shareholders and costs of mailing such materials to existing shareholders;
(14) any extraordinary expenses (including fees and disbursements of counsel) incurred by the fund; (15) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations;
(16) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof; (17) the cost of investment company literature and other publications provided to trustees and officers; and (18) costs of mailing, stationery and communications equipment.


     Under the Advisory Contract, Brinson Advisors will not be liable for any error of judgment or mistake of law or for any loss suffered by the fund in connection with the performance of the Advisory Contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Brinson Advisors in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Advisory Contract terminates automatically upon its assignment and is terminable at any time without penalty by the board or by vote of the holders of a majority of the fund's outstanding voting securities, on 60 days' written notice to Brinson Advisors, or by Brinson Advisors on 60 days' written notice to the fund.




     SECURITIES LENDING. During the fiscal years ended December 31, 2000 and December 31, 1999 and the fiscal period September 28, 1998 (commencement of operations) to December 31, 1998, the fund paid (or accrued) $18,278, $1,039 and $0, respectively, to UBS PaineWebber for its services as securities lending agent.

     NET ASSETS. The following table shows the approximate net assets as of February 28, 2001, sorted by category of investment objective, of the investment companies as to which Brinson Advisors serves as adviser. An investment company may fall into more than one of the categories below.


                                                                                    NET ASSETS
                                     INVESTMENT CATEGORY                              ($MIL)
                                     -------------------                            ----------
               Domestic (excluding Money Market).............................        $ 6,965.0
               Global........................................................          4,969.3
               Equity/Balanced...............................................          7,805.7
               Fixed Income (excluding Money Market).........................          4,128.6
                   Taxable Fixed Income......................................          2,737.2
                   Tax-Free Fixed Income.....................................          1,391.4
               Money Market Funds............................................         51,037.7


     PERSONAL TRADING POLICIES. The fund and Brinson Advisors each have adopted a code of ethics under rule 17j-1 of the Investment Company Act, which permits personnel covered by the rule to invest in securities that may be purchased or held by the fund but prohibits fraudulent, deceptive or manipulative conduct in connection with that personal investing.


     DISTRIBUTION ARRANGEMENTS. Brinson Advisors acts as the distributor of the Class I shares of the fund under a distribution contract with the Trust ("Distribution Contract"). The Distribution Contract requires Brinson Advisors to use its best efforts, consistent with its other businesses, to sell Class I shares of the fund. Class H shares have no distributor or distribution contract. Class H and Class I shares of the fund are offered continuously to separate accounts of insurance companies. Brinson Advisors is located at 51 West 52nd Street, New York, New York 10019-6114.


     Under a plan of distribution pertaining to the Class I shares of the fund adopted by the Trust in the manner prescribed under Rule 12b-1 under the Investment Company Act ("Class I Plan" or "Plan"), the fund pays Brinson Advisors a distribution fee, accrued daily and payable monthly, at the annual rate of 0.25% of the average daily net assets attributable to its Class I shares. Brinson Advisors uses these distribution fees to pay insurance companies whose separate accounts purchase Class I shares for distribution-related services that the insurance companies provide with respect to the Class I shares. These services include (1) the printing and mailing of fund prospectuses, SAIs, related supplements and shareholder reports to current and prospective contract owners, (2) the development and preparation of sales material, including sales literature, relating to Class I shares, (3) materials and activities intended to educate and train insurance company sales personnel concerning the funds and Class I shares,
(4) obtaining information and providing explanations to contract owners concerning the funds, (5) compensating insurance company sales personnel with respect to services that result in the sale or retention of Class I shares,
(6) providing personal services and/or account maintenance services to contract owners with respect to insurance company separate accounts that hold Class I shares, and (7) financing other activities that the board determines are primarily intended to result in the sale of Class I shares.


     The Plan and the related Distribution Contract for Class I shares specify that the distribution fees paid to Brinson Advisors are not reimbursements for specific expenses incurred. Therefore, even if Brinson Advisors' expenses exceed the distribution fees it receives, the fund will not be obligated to pay more than those fees. On the other hand, if Brinson Advisors' expenses are less than such fees, it will retain its full fees and realize a profit. Expenses in excess of distribution fees received or accrued through the termination date of the Class I Plan will be Brinson Advisors' sole responsibility and not that of the fund. The board reviews the Class I Plan and Brinson Advisors' corresponding expenses annually.


     Among other things, the Class I Plan provides that (1) Brinson Advisors will submit to the board at least quarterly, and the board members will review, reports regarding all amounts expended under the Class I Plan and the purposes for which such expenditures were made, (2) the Class I Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the board, including those trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan, acting in person at a meeting called for that purpose,
(3) payments by
the fund under the Class I Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the relevant class and (4) while the Class I Plan remains in effect, the selection and nomination of board members who are not "interested persons" of the Trust shall be committed to the discretion of the board members who are not "interested persons" of the Trust.


     During the fiscal year ended December 31, 2000, Brinson Advisors earned (or accrued) $180,039 in distribution fees to Brinson Advisors for the fund's Class I shares under the Plan, of which Brinson Advisors waived $23,455.




     Brinson Advisors estimates that it incurred the following distribution-related expenses with respect to the fund's Class I shares during the fiscal year ended December 31, 2000:


         Compensation paid to insurance companies............         $ 180,039
         Marketing and advertising...........................                 0
         Printing and mailing of prospectuses to other than
             current shareholders............................             $ 180


     In approving the Class I Plan for the fund, the board considered all the features of the distribution system for the Class I shares, including (1) the expectation that Class I shares would be sold primarily to the separate accounts of insurance companies unaffiliated with Brinson Advisors or UBS PaineWebber, (2) the expenses those unaffiliated insurance companies were likely to incur in marketing Class I shares to the owners of contracts issued by their separate accounts, (3) the need to encourage those unaffiliated insurance companies to educate their agents concerning the fund and to compensate their agents for selling Class I shares and (4) the need to encourage those unaffiliated insurance companies to educate their contract owners concerning the fund and to provide personal and account maintenance services to contract owners with respect to the fund's Class I shares attributable to their accounts.


     The board also considered all compensation that Brinson Advisors would receive under the Class I Plan and the Distribution Contract and the benefits that would accrue to Brinson Advisors under the Class I Plan in that Brinson Advisors would receive distribution and advisory fees that are calculated based upon a percentage of the average net assets of the fund, which fees would increase if the Class I Plan were successful and the fund attained and maintained significant asset levels.

                             PORTFOLIO TRANSACTIONS

     Subject to policies established by the board, Brinson Advisors is responsible for the execution of the fund's portfolio transactions and the allocation of brokerage transactions. In executing portfolio transactions, Brinson Advisors seeks to obtain the best net results for the fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved. While Brinson Advisors generally seeks reasonably competitive commission rates, payment of the lowest commission is not necessarily consistent with obtaining the best net results. Prices paid to dealers in principal transactions generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. Generally, bonds are traded on the over-the-counter market on a "net" basis without a stated commission through dealers acting for their own accounts and not through brokers. The fund may invest in securities traded in the over-the-counter markets and will engage primarily with the dealers who make markets in such securities, unless a better price or execution could be obtained by using a broker. During the fiscal years ended December 31, 2000 and December 31, 1999 and the fiscal period September 28, 1998 (commencement of operations) to December 31, 1998, the fund paid $49,897, $ 40,444 and $7,579, respectively, in broker commissions.


     The fund has no obligation to deal with any broker or group of brokers in the execution of portfolio transactions. The fund contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through Brinson Advisors or its affiliates, including UBS PaineWebber. The board has adopted procedures in conformity with Rule 17e-1 under the Investment Company Act to ensure that all brokerage commissions paid to UBS PaineWebber or any other affiliated broker are reasonable and fair. Specific provisions in the Advisory Contract authorize Brinson Advisors and any of its affiliates that is a member of a national securities exchange, to effect portfolio transactions for the fund on such exchange and to retain compensation in connection with such transactions. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.


     During the fiscal years ended December 31, 2000 and December 31, 1999 and and the fiscal period September 28, 1998 (commencement of operations) to December 31, 1998, the fund paid $0, $12, and $0, respectively, in brokerage commissions to UBS PaineWebber or any other affiliated broker.


     Transactions in futures contracts are executed through futures commission merchants ("FCMs"), who receive brokerage commissions for their services. The fund's procedures in selecting FCMs to execute its transactions in futures contracts, including procedures permitting the use of Brinson Advisors and its affiliates, are similar to those in effect with respect to brokerage transactions in securities.


     In selecting brokers, Brinson Advisors will consider the full range and quality of a broker's services. Consistent with the interests of the fund and subject to the review of each board, Brinson Advisors may cause the fund to purchase and sell portfolio securities through brokers who provide Brinson Advisors with brokerage or research services. The fund may pay those brokers a higher commission than may be charged by other brokers, provided that Brinson Advisors determines in good faith that the commission is reasonable in terms either of that particular transaction or of the overall responsibility of Brinson Advisors to the fund and its other clients.


     Research services obtained from brokers may include written reports, pricing and appraisal services, analysis of issues raised in proxy statements, educational seminars, subscriptions, portfolio attribution and monitoring services, and computer hardware, software and access charges which are directly related to investment research. Research services may be received in the form of written reports, online services, telephone contacts and personal meetings with securities analysts, economists, corporate and industry spokespersons and government representatives. For the fiscal year ended December 31, 2000, the fund directed no portfolio transactions to brokers chosen because they provide research, analysis, advice and similar services.


     For purchases or sales with broker-dealer firms that act as principal, Brinson Advisors seeks best execution. Although Brinson Advisors may receive certain research or execution services in connection with these transactions, Brinson Advisors will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid if no weight was attributed to the services provided by the executing dealer. Brinson Advisors may engage in agency transactions in over-the-counter equity and debt securities in return for research and execution services. These transactions are entered into only pursuant to procedures that are designed to ensure that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services.


     Research services and information received from brokers or dealers are supplemental to Brinson Advisors' own research efforts and, when utilized, are subject to internal analysis before being incorporated into its investment processes. Information and research services furnished by brokers or dealers through which or with which the fund effects securities transactions may be used by Brinson Advisors in advising other funds or accounts and, conversely, research services furnished to Brinson Advisors by brokers or dealers in connection with other funds or accounts that it advises may be used in advising the fund.


     Investment decisions for the fund and for other investment accounts managed by Brinson Advisors are made independently of each other in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for the fund and one or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between that fund and the other account(s) in a manner deemed equitable to the fund and such account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the fund is concerned, or upon its ability to complete its entire order, in other cases it is believed that simultaneous transactions and the ability to participate in volume transactions will benefit the fund.


     The fund will not purchase securities that are offered in underwritings in which UBS PaineWebber or another affiliate, is a member of the underwriting or selling group, except pursuant to procedures adopted by the board pursuant to Rule 10f-3 under the Investment Company Act. Among other things, these procedures require that the spread or commission paid in connection with such a purchase be reasonable and fair, the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offering and that UBS PaineWebber or any affiliate thereof not participate in or benefit from the sale to the funds.


     As of December 31, 2000, the fund owned securities issued by the following companies which are regular broker-dealers for the fund:


                       ISSUER                               TYPE OF SECURITY                     VALUE
                       ------                               ----------------                     -----
          Bank One Capital Corp.                               common stock                     $333,287
          Bear Stearns Company, Inc.                           common stock                       45,619
          J.P. Morgan & Company, Inc.                          common stock                      215,150
          Lehman Brothers Holdings, Inc.                       common stock                      128,487
          Merrill Lynch & Company, Inc.                        common stock                      436,400
          Morgan Stanley Dean Witter & Co.                     common stock                      697,400
          State Street Corp.                                   common stock                      161,473


     PORTFOLIO TURNOVER. The fund's annual portfolio turnover rates may vary greatly from year to year, but they will not be a limiting factor when management deems portfolio changes appropriate. The portfolio turnover rate is calculated by dividing the lesser of the fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of securities in the portfolio during the year. The fund's portfolio turnover rates for the fiscal years ended December 31, 2000 and December 31, 1999 were 166% and 110% respectively.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     The insurance company separate accounts purchase and redeem shares of the fund on each day on which the New York Stock Exchange is open for trading ("Business Day") based on, among other things, the amount of premium payments to be invested and surrendered and transfer requests to be effected on that day pursuant to the variable contracts. Currently the New York Stock Exchange is closed on the observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchases and redemptions of the shares of the fund are effected at their respective net asset values per share determined as of the close of regular trading (usually 4:00 p.m., Eastern time) on the New York Stock Exchange on that Business Day. Payment for redemptions are made by the fund within seven days thereafter. No fee is charged the separate accounts when they purchase or redeem fund shares.


     The fund may suspend redemption privileges or postpone the date of payment during any period (1) when the New York Stock Exchange is closed or trading on the New York Stock Exchange is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for the fund to dispose of securities owned by it or fairly to determine the value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of [a/the] fund's portfolio at the time.

                        VALUATION OF SHARES

     The fund determines its net asset value per share separately for each class of shares, normally as of the close of regular trading (usually 4:00 p.m., Eastern time) on the New York Stock Exchange on each Monday through Friday when the New York Stock Exchange is open. Prices will be calculated earlier when the New York Stock Exchange closes early because trading has been halted for the day.


     Securities that are listed on exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on that day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by Brinson Advisors as the primary market. Securities traded in the over-the-counter market and listed on The Nasdaq Stock Market ("Nasdaq") normally are valued at the last available sale price on Nasdaq prior to valuation; other over-the-counter securities are valued at the last bid price available prior to valuation (other than short-term investments that mature in 60 days or less, which are valued as described further below). Market value for securities may also include appraisals received from a pricing service using a computerized matrix system or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. Securities also may be valued based upon appraisals derived from information concerning the security or similar securities received from recognized dealers in those securities. All cash, receivables and current payable are carried at their face value. All other securities and other assets are valued at fair value as determined in good faith by or under the direction of the board. The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining until maturity, unless the board determines that this does not represent fair value.

     It should be recognized that judgment often plays a greater role in valuing thinly traded securities and lower rated bonds than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available.


                             TAXES

     Fund shares are offered only to insurance company separate accounts that fund benefits under certain variable annuity contracts and/or variable life insurance contracts. See the applicable contract prospectus for a discussion of the special taxation of insurance companies with respect to those accounts and the contract holders.

     QUALIFICATION AS REGULATED INVESTMENT COMPANIES. The fund is treated as a separate corporation for federal income tax purposes. To continue to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code, the fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gains) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income (including gains from options or futures) derived with respect to its business of investing in securities ("Income Requirement"); (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. By qualifying as a RIC, the fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income and net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders.


     If the fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year (even if it distributed that income to its shareholders), (2) all distributions out of its earnings and profits, including distributions of net capital gain, would be taxable to its shareholders as dividends (that is, ordinary income) and (3) most importantly, each insurance company separate account invested in the fund would fail to satisfy the diversification requirements of section 817(h) of the Internal Revenue Code described in the next paragraph, with the result that the variable annuity and/or life insurance contracts supported by that account would no longer be eligible for tax deferral. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.


     ADDITIONAL DIVERSIFICATION REQUIREMENTS. The fund intends to continue to satisfy the diversification requirements indirectly imposed on it by section 817(h) of the Internal Revenue Code and the regulations thereunder, which are in addition to the diversification requirements described above. These requirements place certain limitations on the assets of each insurance company separate account that may be invested in the securities of a single issuer. Because section 817(h) and the regulations thereunder treat the assets of the fund as assets of the related separate account, the fund must also meet these requirements. Specifically, the regulations under section

817(h) provide that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of the fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the separate account's total assets are cash and cash items, government securities and securities of other RICs. Failure of the fund to satisfy the section 817(h) requirements would result in (1) taxation of the insurance company issuing the variable contracts, the benefits under which are funded by the separate account(s) investing in the fund, and (2) treatment of the contract owners other than as described in the applicable contract prospectus.


     OTHER INFORMATION. The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the fund realizes in connection therewith. Gains from options and futures contracts derived by the fund with respect to its business of investing in securities, will be treated as qualifying income under the Income Requirement.




     The fund may invest in the stock of "passive foreign investment companies" ("PFICs") if that stock is a permissible investment. A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or
(2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain from disposition of that stock (collectively "PFIC income"), plus interest thereon, even if the fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.


     If the fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the fund will be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain -- which it may have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if the QEF did not distribute those earnings and gain to the fund. In most instances it will be very difficult, if not impossible, to make this election because of certain of its requirements.




     The fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of a PFIC's stock over [a/the] fund's adjusted basis therein as of the end of that year. Pursuant to the election, the fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included by the fund for prior taxable years under the election (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs). The fund's adjusted basis in each PFIC's stock with respect to which it has made this election will be adjusted to reflect the amounts of income included and deductions taken thereunder.


     Certain futures contracts and listed non-equity options (such as those on a securities index) in which the fund may invest may be subject to section 1256 of the Internal Revenue Code ("section 1256 contracts"). Any section 1256 contracts the fund holds at the end of each taxable year generally must be "marked-to-market" (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. These rules may operate to increase the amount that the fund must distribute to satisfy the Distribution Requirement (I.E., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain the fund recognizes, without in either case increasing the cash available to the fund. The fund may elect not to have the foregoing rules apply to any "mixed straddle" (that is, a straddle, clearly identified by the fund in accordance with applicable regulations, at least one (but not all) the positions of which are section 1256 contracts), although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends that must be distributed.


     Offsetting positions the fund holds or enters into in any actively traded security, option or futures may constitute a "straddle" for federal income tax purposes. Straddles are subject to certain rules that may affect the amount, character and timing of the fund's gains and losses with respect to positions of the straddle by requiring, among other things, that (1) loss realized on disposition of one position of a straddle be deferred to the extent of any unrealized gain in an offsetting position until the latter position is disposed of, (2) the fund's holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in gain being treated as short-term rather than long-term capital gain) and (3) losses recognized with respect to certain straddle positions, that otherwise would constitute short-term capital losses, be treated as long-term capital losses. Applicable regulations also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. Different elections are available to the fund, which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles.


     When a covered call option written (sold) by the fund expires, it will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When the fund terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by the fund is exercised, the fund will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium it received when it wrote the option is more or less than the basis of the underlying security.


     If the fund has an "appreciated financial position" -- generally, an interest (including an interest through an option or futures contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the position, the fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures contract entered into by the fund or a related person with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to the fund's transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the fund holds the appreciated financial position unhedged for 60 days after that closing (I.E., at no time during that 60-day period is the fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).




     The foregoing is only a general summary of some of the important federal income tax considerations generally affecting the fund and its shareholders. No attempt is made to present a complete explanation of the federal tax treatment of the fund's activities, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local or foreign taxes applicable to the fund and to dividends and other distributions therefrom.

                             OTHER INFORMATION

     MASSACHUSETTS BUSINESS TRUST. The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of the fund could, under certain circumstances, be held personally liable for the obligations of the fund or the Trust. However, the Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust or the fund and requires that notice of such disclaimer be given in each note, bond, contract, instrument, certificate or undertaking made or issued by the board members or by any officers or officer by or on behalf of the Trust or the fund, the board members or any of them in connection with the Trust. The Declaration of Trust provides for indemnification from the relevant fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations, a possibility that Brinson Advisors believes is remote and not material. Upon payment of any liability incurred by a shareholder solely by reason of being or having been a shareholder, the shareholder paying such liability would be entitled to reimbursement from the general assets of the fund. The board members intend to conduct the fund's operations in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the fund.


     VOTING RIGHTS. The insurance company separate accounts that fund benefits under variable annuity or variable life insurance contracts are the shareholders of the fund -- not the individual owners of those contracts. However, the separate accounts may pass through voting rights to contract owners.


     Shareholders of the fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the Trust may elect all of the board members of the Trust. The shares of the fund will be voted together, except that only the shareholders of a particular class of the fund may vote on matters affecting only that class, such as the terms of the Class I Plan as it relates to the Class I shares. The shares of each series will be voted separately, except when an aggregate vote of all the series is required by law.

     The fund does not hold annual meetings. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a board member through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a board member at the written request of holders of 10% of the outstanding shares of the Trust.

     POSSIBLE CONFLICTS. Shares of the fund may serve as the underlying investments for separate accounts of unaffiliated insurance companies ("shared funding") as well as for both annuity and life insurance contracts ("mixed funding"). Due to differences in tax treatment or other considerations, the interests of various contract owners might at some time be in conflict. The Trust does not currently foresee any conflict. However, the Trust's board intends to monitor events to identify any material irreconcilable conflict that may arise and to determine what action, if any, should be taken in response to such conflict. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw its investments in the fund. This might force the fund to sell securities at disadvantageous prices.


     CLASSES OF SHARES. A share of each class of the fund represents an identical interest in the fund's investment portfolio and has the same rights, privileges and preferences. However, each class may differ with respect to distribution fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. The different expenses applicable to the different classes of shares of the fund will affect the performance of those classes. Each share of the fund is entitled to participate equally in dividends, other distributions and the proceeds of any liquidation of the fund. However, due to the differing expenses of the classes, dividends and liquidation proceeds on Class H and I shares will differ.


     PRIOR NAMES. Prior to November 19, 1997, the Trust was known as "PaineWebber Series Trust."


     CUSTODIAN AND RECORDKEEPING AGENT; TRANSFER AND DIVIDEND AGENT. State Street Bank and Trust Company, located at One Heritage Drive, North Quincy, Massachusetts 02171, serves as custodian and recordkeeping agent for the fund. PFPC Inc., a subsidiary of PNC Bank, N.A., serves as the fund's transfer and dividend disbursing agent. It is located at 400 Bellevue Parkway, Wilmington, DE 19809.


     COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, serves as counsel to the Trust and the fund. Kirkpatrick & Lockhart LLP also acts as counsel to UBS PaineWebber and Brinson Advisors in connection with other matters.

     AUDITORS. Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, serves as independent auditors for the Trust.

                            FINANCIAL STATEMENTS

     The fund's Annual Report to Shareholders for its last fiscal year is a separate document supplied with this SAI, and the financial statements, accompanying notes and report of independent auditors appearing therein are incorporated herein by reference.

YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED OR REFERRED TO IN THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION. THE FUND AND ITS DISTRIBUTOR HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT. THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION ARE NOT AN OFFER TO SELL SHARES OF THE FUND IN ANY JURISDICTION WHERE THE FUND OR ITS DISTRIBUTOR MAY NOT LAWFULLY SELL THOSE SHARES.

                   ------------






                             Mitchell Hutchins Series Trust:
                             Tactical Allocation Portfolio

                             --------------------------------------

                             Statement of Additional Information

                             May 1, 2001

                             --------------------------------------












                             (C)2001  UBS PaineWebber Inc. All rights reserved.

                             --------------------------------------------------

                            PART C. OTHER INFORMATION

Item 23. EXHIBITS

(1)   (a)    Amended and Restated Declaration of Trust 1/

      (b)    Amendment to Declaration of Trust effective July 28, 1999 2/


      (c)    Amendment to Declaration of Trust effective October 6, 1999 2/

(2)   Restated By-Laws 1/

(3) Instruments defining the rights of holders of the Registrant's shares of beneficial interest 3/


(4)   (a)    Investment Advisory and Administration Contract relating to Money
             Market Portfolio, Strategic Fixed Income Portfolio, Tactical
             Allocation Portfolio and Aggressive Growth Portfolio 1/


      (b) Investment Management and Administration Contract relating to High Grade Fixed Income Portfolio, Strategic Income Portfolio, Global Income Portfolio, High Income Portfolio, Balanced Portfolio, Growth and Income Portfolio, Growth Portfolio, Small Cap Portfolio and Global Equity Portfolio (filed herewith)


      (c) Investment Advisory and Administration Fee Agreement with respect to Strategic Fixed Income Portfolio 1/


      (d) Investment Advisory and Administration Fee Agreement with respect to Aggressive Growth Portfolio 4/


      (e) Investment Advisory and Administration Fee Agreement with respect to Tactical Allocation Portfolio 4/


      (f) Form of Sub-Advisory Agreement with Nicholas-Applegate Capital Management, L.P. with respect to Aggressive Growth Portfolio (filed herewith)


      (g) Sub-Advisory Agreement with Alliance Capital Management L.P. with respect to High Grade Fixed Income Portfolio, Strategic Income Portfolio, Global Income Portfolio, High Income Portfolio, Balanced Portfolio, Growth and Income Portfolio, Growth Portfolio, Small Cap Portfolio and Global Equity Portfolio (filed herewith)


      (h) Sub-Advisory Agreement with Pacific Investment Management Company LLC with respect to Strategic Fixed Income Portfolio (filed herewith)


(5)   Distribution Contract with respect to Class I shares 4/

(6)   Bonus, profit sharing or pension plans - none

(7)   (a)    Custodian Agreement with State Street Bank and Trust Company 1/

      (b)    Custodian Agreement with Brown Brothers Harriman & Co. 1/

(8)   (a)    Transfer Agency Services and Shareholder Services Agreement 4/


      (b)    Participation Agreement with American Republic Insurance Company 4/


      (c)    Participation Agreement with Great American Reserve Insurance
             Company 4/


      (d)    Participation Agreement with Hartford Life Insurance Company 4/


      (e)    Participation Agreement with Aetna Life Insurance and Annuity
             Company 2/


      (f) Amendment to Participation Agreement with Conseco Variable Insurance Company (formerly Great American Reserve Insurance Company) and Conseco Equity Sales, Inc. 2/

      (g)    Participation Agreement with The Ohio National Life Insurance
             Company 2/


      (h)    Participation Agreement with Ohio National Life Assurance
             Corporation  2/


      (i)    Participation Agreement with Keyport Benefit Life Insurance
             Company 2/


      (j)    Participation Agreement with Keyport Life Insurance Company 2/


      (k)    Form of Participation Agreement with AIG 2/

(9)   Opinion and consent of counsel (filed herewith)

(10) Other opinions, appraisals, rulings and consents: Auditors' consent (filed herewith)

(11)  Financial statements omitted from prospectus-none

(12)  Letter of investment intent 1/

(13) Plan of Distribution pursuant to Rule 12b-1 with respect to Class I shares 4/



(14)  Plan pursuant to Rule 18f-3 1/



(15)  (a)    Code of Ethics for Registrant, its investment adviser and its principal distributor 5/


      (b)    Code of Ethics for Pacific Investment Management Company LLC 6/


      (c) Code of Ethics for Alliance Capital Management L.P. (filed herewith)


      (d) Code of Ethics for Nicholas-Applegate Capital Management, L.P. (filed herewith)

----------------------



1/ Incorporated by reference from Post-Effective Amendment No. 26 to this registration statement, SEC file No. 33-10438, filed February 27, 1998.




2/ Incorporated by reference from Post-Effective Amendment No. 30 to this registration statement, SEC file No. 33-10438, filed April 4, 2000.



3/ Incorporated by reference from Articles III, VIII, IX, X, and XI of Registrant's Amended and Restated Declaration of Trust and from Articles II, VII and X of Registrant's Restated By-Laws.


4/ Incorporated by reference from Post-Effective Amendment No. 28 to this registration statement, SEC File No. 33-10438, filed April 30, 1999.



5/ Incorporated by reference from Post-Effective Amendment No. 29 to the registration statement of PaineWebber Mutual Fund Trust, SEC File
      No. 2-98149, filed June 27, 2000.


6/ Incorporated by reference from Post-Effective Amendment No. 27 to the registration statement of PaineWebber Securities Trust, SEC file
      No. 33-55374, filed October 31, 2000.

Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT



Incorporated by reference from the Statement of Additional Information. Information about persons controlled by or under common control of each of the separate accounts that owns 25% or more of a class of a series of the Registrant is set forth under Item 26 of the most recent post-effective amendment to their registration statements and is hereby incorporated by reference.

Item 25. INDEMNIFICATION

         Section 2 of "Indemnification" in Article X of the Declaration of Trust provides that the appropriate series of the Registrant will indemnify its trustees and officers to the fullest extent permitted by law against claims and expenses asserted against or incurred by them by virtue of being or having been a trustee or officer; provided that no such person shall be indemnified where there has been an adjudication or other determination, as described in Article X, that such person is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or did not act in good faith in the reasonable belief that his action was in the best interest of the Registrant. Section 2 of "Indemnification" in Article X also provides that the Registrant may maintain insurance policies covering such rights of indemnification.

         Additionally, "Limitation of Liability" in Article X of the Declaration of Trust provides that the trustees or officers of the Registrant shall not be personally liable to any person extending credit to, contracting with or having a claim against the Trust or a particular series thereof; and that, provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Registrant, the trustees and officers shall not be liable for neglect or wrongdoing by them or any officer, agent, employee or investment adviser of the Registrant.

         Section 2 of Article XI of the Declaration of Trust additionally provides that, subject to the provisions of Section 1 of Article XI and to
Article X, trustees shall not be liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with the advice of counsel or other experts, or failing to follow such advice, with respect to the meaning and operation of the Declaration of Trust.

         Article XI of the By-Laws provides that the Registrant may purchase and maintain insurance on behalf of any person who is or was a trustee, officer or employee of the Trust, or is or was serving at the request of the Trust as a trustee, officer or employee of a corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him or her and incurred by him or her in any such capacity or arising out of his or her status as such, whether or not the Registrant would have the power to indemnify him or her against such liability, provided that the Registrant may not acquire insurance protecting any trustee or officer against liability to the Registrant or the Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

         Each Investment Advisory and Administration Contract or Investment Management and Administration Contract (each an "Advisory Contract") between Mitchell Hutchins Asset Management Inc. (also known as Brinson Advisors) ("Brinson Advisors") and the Registrant provides that Brinson Advisors shall not be liable for any error of judgment or mistake of law or for any loss suffered by Registrant in connection with the matters to which the Contract relates, except for a loss resulting from the willful misfeasance, bad faith, or gross negligence of Brinson Advisors in the performance of its duties or from its reckless disregard of its obligations and duties under the Advisory Contract. Each Advisory Contract also provides that the trustees shall not be liable for any obligations of the Registrant or any series under the Contract and that Brinson Advisors shall look only to the assets and property of the Registrant in settlement of such right or claim and not to the assets and property of the trustees.


         Each Sub-Advisory Agreement provides that the applicable sub-adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the applicable series, the Registrant or its shareholders or by Brinson Advisors in connection with the matters to which the Sub-Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the sub-adviser's part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Sub-Advisory Agreement.


         Section 9 of the Distribution Contract provides that the Trust will indemnify Brinson Advisors and its officers, directors and controlling persons against all liabilities arising from any alleged untrue statement of material fact in the Registration Statement or from any alleged omission to state in the Registration Statement a material fact required to be stated in it or necessary to make the statements in it, in light of the circumstances under which they were made, not misleading, except insofar as liability arises from untrue statements or omissions made in reliance upon and in conformity with information furnished by Brinson Advisors to the Trust for use in the Registration Statement; and provided that this indemnity agreement shall not protect any such persons against liabilities arising by reason of their bad faith, gross negligence or willful misfeasance; and shall not inure to the benefit of any such persons unless a court of competent jurisdiction or controlling precedent determines that such result is not against public policy as expressed in the Securities Act of 1933. Section 9 of the Distribution Contract also provides that Brinson Advisors agrees to indemnify, defend and hold the Trust, its officers and Trustees free and harmless of any claims arising out of any alleged untrue statement or any alleged omission of material fact contained in information furnished by Brinson Advisors for use in the Registration Statement or arising out of an agreement between Brinson Advisors and any retail dealer, or arising out of supplementary literature or advertising used by Brinson Advisors in connection with the Contract.


         Section 10 of the Distribution Contract contains provisions similar to the Advisory Contracts limiting the liability of the Trust's trustees.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to trustees, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER



         Brinson Advisors, a Delaware corporation, is a registered investment adviser and is an indirect wholly owned subsidiary of UBS AG. Brinson Advisors is primarily engaged in the investment advisory business. Information as to the officers and directors of Brinson Advisors is included in its Form ADV filed on as filed with the Securities and Exchange Commission (registration number 801-13219) and is incorporated herein by reference.


         Nicholas-Applegate Capital Management, L.P. ("Nicholas-Applegate") serves as sub-adviser for Aggressive Growth Portfolio. Nicholas-Applegate is primarily engaged in the investment advisory business and provides investment advisory services to corporate, institutional and individual clients as well as serving as adviser or sub-adviser to a number of registered investment companies. Information as to the officers and directors of Nicholas-Applegate is included in its Form ADV as filed with the Securities and Exchange Commission (registration number 801-21442) and is incorporated herein by reference.


         Pacific Investment Management Company LLC ("PIMCO") serves as sub-adviser for Strategic Fixed Income Portfolio. PIMCO is primarily engaged in the investment advisory business. Information as to the officers and directors of PIMCO is included in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-7260) and is incorporated herein by reference.

         Alliance Capital Management L.P. ("Alliance Capital") serves as investment sub-adviser to High Grade Fixed Income Portfolio, Strategic Income Portfolio, Global Income Portfolio, High Income Portfolio, Balanced Portfolio, Growth and Income Portfolio, Growth Portfolio, Small Cap Portfolio and Global Equity Portfolio. Alliance Capital is primarily engaged in the investment management business. Information on the offices and directors of Alliance Capital is included in its Form ADV filed with the Securities and Exchange Commission (registration No. 801-18727) and is incorporated herein by reference.

Item 27. PRINCIPAL UNDERWRITERS

         (a) Brinson Advisors serves as principal underwriter and/or investment adviser for the following investment companies:

         ALL-AMERICAN TERM TRUST INC.
         GLOBAL HIGH INCOME DOLLAR FUND INC.
         INSURED MUNICIPAL INCOME FUND INC.
         INVESTMENT GRADE MUNICIPAL INCOME FUND INC.


         MANAGED HIGH YIELD PLUS FUND INC.
         MITCHELL HUTCHINS LIR MONEY SERIES


         MITCHELL HUTCHINS SECURITIES TRUST
         MITCHELL HUTCHINS SERIES TRUST


         PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.
         PAINEWEBBER INDEX TRUST


         PAINEWEBBER INVESTMENT TRUST


         PAINEWEBBER MANAGED INVESTMENTS TRUST
         PAINEWEBBER MASTER SERIES, INC.


         STRATEGIC GLOBAL INCOME FUND, INC.
         2002 TARGET TERM TRUST INC.



         (b) Brinson Advisors is the Registrant's principal underwriter. The directors and officers of Brinson Advisors, their principal business addresses, and their positions and offices with Brinson Advisors are identified in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219). The foregoing information is hereby incorporated herein by reference. The information set forth below is furnished for those directors and officers of Brinson Advisors who also serve as trustees or officers of the Registrant.


                                        Positions and Office With
      Name                              Registrant                        Positions and Offices with Underwriter
      ----                              -------------------------         --------------------------------------
      Margo N. Alexander*               Trustee                           Chairman and a Director of Brinson Advisors

      Brian M. Storms*                  Trustee and President             Chief Executive Officer and President of Brinson
                                                                          Advisors

      T. Kirkham Barneby*               Vice President                    Managing Director and Chief Investment Officer -
                                                                          Quantitative Investments of Brinson Advisors

                                        Positions and Office With
      Name                              Registrant                        Positions and Offices with Underwriter
      ----                              -------------------------         --------------------------------------
      Thomas Disbrow***                 Vice President and Assistant      First Vice President and a Senior Manager of the
                                        Treasurer                         Mutual Fund Finance Department of Brinson
                                                                          Advisors

      Amy R. Doberman**                 Vice President                    Senior Vice President and General Counsel of
                                                                          Brinson Advisors

      Kevin J. Mahoney***               Vice President and Assistant      First Vice President and a Senior Manager of the
                                        Treasurer                         Mutual Fund Finance Department of Brinson
                                                                          Advisors

      Dianne E. O'Donnell**             Vice President and Secretary      Senior Vice President and Deputy General Counsel
                                                                          of Brinson Advisors

      Emil Polito*                      Vice President                    Director of Investment Support and Mutual Fund
                                                                          Services of Brinson Advisors

      Susan Ryan*                       Vice President                    Senior Vice President and a Portfolio Manager of
                                                                          Brinson Advisors

      Paul H. Schubert***               Vice President and Treasurer      Senior Vice President and the Director of the
                                                                          Mutual Fund Finance Department of Brinson
                                                                          Advisors

      Keith A. Weller**                 Vice President and Assistant      First Vice President and Senior Associate
                                        Secretary                         General Counsel of Brinson Advisors

-----------------

* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.
** This person's business address is 1285 Avenue of the Americas, New York, New York 10019.
*** This person's business address is Newport Center III, 499 Washington Blvd., 14th Floor, Jersey City, New Jersey 07310-1998.


         (c)     None.

Item 28. LOCATION OF ACCOUNTS AND RECORDS

         The books and other documents required by paragraphs (b)(4), (c) and
(d) of Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of Registrant's investment adviser or investment manager and administrator, Brinson Advisors, 1285 Avenue of the Americas, New York, New York 10019-6028 and 51 West 52nd Street, New York, New York 10019-6114. All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant's transfer agent and custodians.

Item 29. MANAGEMENT SERVICES

             Not applicable.

Item 30. UNDERTAKINGS

              None.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 16th day of April, 2001.

                                     MITCHELL HUTCHINS SERIES TRUST

                                     By:    /s/ Dianne E. O'Donnell
                                            -----------------------------------
                                            Dianne E. O'Donnell
                                            Vice President and Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:


Signature                             Title                       Date
---------                             -----                       ----

/s/ Brian M. Storms                   President and Trustee       April 16, 2001
-------------------------------       (Chief Executive
Brian M. Storms*                      Officer)

/s/ E. Garrett Bewkes, Jr.            Trustee and Chairman        April 16, 2001
-------------------------------       of the Board of
E. Garrett Bewkes, Jr. **             Trustees

/s/ Margo N. Alexander                Trustee                     April 16, 2001
-------------------------------
Margo N. Alexander **

/s/ Richard Q. Armstrong              Trustee                     April 16, 2001
-------------------------------
Richard Q. Armstrong **

/s/ Richard R. Burt                   Trustee                     April 16, 2001
-------------------------------
Richard R. Burt **

/s/ Meyer Feldberg                    Trustee                     April 16, 2001
-------------------------------
Meyer Feldberg **

/s/ George W. Gowen                   Trustee                     April 16, 2001
-------------------------------
George W. Gowen **

/s/ Frederic V. Malek                 Trustee                     April 16, 2001
-------------------------------
Frederic V. Malek **

/s/ Carl W. Schafer                   Trustee                     April 16, 2001
-------------------------------
Carl W. Schafer **

/s/ Paul H. Schubert                  Vice President and          April 16, 2001
-------------------------------       Treasurer (Chief
Paul H. Schubert                      Financial and
                                      Accounting Officer)

* Signature affixed by Elinor W. Gammon pursuant to power of attorney dated November 13, 2000 and incorporated by reference from Exhibit No. 16 to Post-Effective Amendment No. 28 to the registration statement of PaineWebber Securities Trust, SEC File 33-55374, filed November 30, 2000.

** Signature affixed by Elinor W. Gammon pursuant to powers of attorney dated May 21, 1996 and incorporated by reference from Post-Effective Amendment No. 30 to the registration statement of PaineWebber Managed Municipal Trust, SEC File 2-89016, filed June 27, 1996.

                         MITCHELL HUTCHINS SERIES TRUST

                                  EXHIBIT INDEX

Exhibit
Number
-------

(1)   (a)    Amended and Restated Declaration of Trust 1/

      (b)    Amendment to Declaration of Trust effective July 28, 1999 2/


      (c)    Amendment to Declaration of Trust effective October 6, 1999 2/

(2)   Restated By-Laws 1/

(3) Instruments defining the rights of holders of the Registrant's shares of beneficial interest 3/


(4)   (a)    Investment Advisory and Administration Contract relating to Money
             Market Portfolio, Strategic Fixed Income Portfolio, Tactical
             Allocation Portfolio and Aggressive Growth Portfolio 1/


      (b) Investment Management and Administration Contract relating to High Grade Fixed Income Portfolio, Strategic Income Portfolio, Global Income Portfolio, High Income Portfolio, Balanced Portfolio, Growth and Income Portfolio, Growth Portfolio, Small Cap Portfolio and Global Equity Portfolio (filed herewith)


      (c) Investment Advisory and Administration Fee Agreement with respect to Strategic Fixed Income Portfolio 1/




      (d) Investment Advisory and Administration Fee Agreement with respect to Aggressive Growth Portfolio 4/




      (e) Investment Advisory and Administration Fee Agreement with respect to Tactical Allocation Portfolio 4/


      (f) Form of Sub-Advisory Agreement with Nicholas-Applegate Capital Management, L.P. with respect to Aggressive Growth Portfolio (filed herewith)


      (g) Sub-Advisory Agreement with Alliance Capital Management L.P. with respect to High Grade Fixed Income Portfolio, Strategic Income Portfolio, Global Income Portfolio, High Income Portfolio, Balanced Portfolio, Growth and Income Portfolio, Growth Portfolio, Small Cap Portfolio and Global Equity Portfolio (filed herewith)


      (h) Sub-Advisory Agreement with Pacific Investment Management Company LLC with respect to Strategic Fixed Income Portfolio (filed herewith)


(5)   Distribution Contract with respect to Class I shares 4/

(6)   Bonus, profit sharing or pension plans - none

(7)   (a)    Custodian Agreement with State Street Bank and Trust Company 1/

      (b)    Custodian Agreement with Brown Brothers Harriman & Co. 1/

(8)   (a)    Transfer Agency Services and Shareholder Services Agreement 4/


      (b)    Participation Agreement with American Republic Insurance Company 4/


      (c)    Participation Agreement with Great American Reserve Insurance
             Company 4/


      (d)    Participation Agreement with Hartford Life Insurance Company 4/

      (e)    Participation Agreement with Aetna Life Insurance and Annuity
             Company 2/


      (f) Amendment to Participation Agreement with Conseco Variable Insurance Company (formerly Great American Reserve Insurance Company) and Conseco Equity Sales, Inc. 2/


      (g)    Participation Agreement with The Ohio National Life Insurance
             Company  2/


      (h)    Participation Agreement with Ohio National Life Assurance
             Corporation  2/


      (i)    Participation Agreement with Keyport Benefit Life Insurance
             Company 2/


      (j)    Participation Agreement with Keyport Life Insurance Company 2/


      (k)    Form of Participation Agreement with AIG 2/

(9)   Opinion and consent of counsel (filed herewith)

(10) Other opinions, appraisals, rulings and consents: Auditors' consent (filed herewith)

(11)  Financial statements omitted from prospectus-none

(12)  Letter of investment intent 1/

(13) Plan of Distribution pursuant to Rule 12b-1 with respect to Class I shares 4/



(14)  Plan pursuant to Rule 18f-3 1/



(15)  (a)    Code of Ethics for Registrant, its investment adviser and its principal distributor 5/


      (b)    Code of Ethics for Pacific Investment Management Company LLC 6/


      (c) Code of Ethics for Alliance Capital Management L.P. (filed herewith)


      (d) Code of Ethics for Nicholas-Applegate Capital Management, L.P. (filed herewith)

----------------------



1/ Incorporated by reference from Post-Effective Amendment No. 26 to this registration statement, SEC file No. 33-10438, filed February 27, 1998.




2/ Incorporated by reference from Post-Effective Amendment No. 30 to this registration statement, SEC file No. 33-10438, filed April 4, 2000.



3/ Incorporated by reference from Articles III, VIII, IX, X, and XI of Registrant's Amended and Restated Declaration of Trust and from Articles II, VII and X of Registrant's Restated By-Laws.


4/ Incorporated by reference from Post-Effective Amendment No. 28 to this registration statement, SEC File No. 33-10438, filed April 30, 1999.



5/ Incorporated by reference from Post-Effective Amendment No. 29 to the registration statement of PaineWebber Mutual Fund Trust, SEC File
       No. 2-98149, filed June 27, 2000.


6/ Incorporated by reference from Post-Effective Amendment No. 27 to the registration statement of PaineWebber Securities Trust, SEC file
       No. 33-55374, filed October 31, 2000.